                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No. 26

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

         File No. 811-7822:

         Amendment No. 27

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             AMERICAN CENTURY TOWER
                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on July 29, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS

Prime Money Market Fund

July 29, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND......................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

BASICS OF FIXED-INCOME INVESTING.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

MULTIPLE CLASS INFORMATION...................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money  Market  seeks to earn the  highest  level of current  income  while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund  invests  most of its  assets in  high-quality,  very  short-term  DEBT
SECURITIES issued by corporations, banks and governments.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities  available, the  interest  they  pay is  among  the  lowest  for  income-paying  securities.
Accordingly,  the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities  also involve  interest rate risk.  However,  the fund's  investments in very  short-term debt securities are designed to minimize this risk.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

Although a money market fund seeks to preserve the value of your  investment  at
$1.00 per share, it is possible to lose money by investing in it.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those shown.

PRIME MONEY MARKET FUND -- INVESTOR CLASS(1)

2004       0.85%
2003       0.64%
2002       1.37%
2001       3.83%
2000       6.02%
1999       4.77%
1998       5.18%
1997       5.26%
1996       5.09%
1995       5.70%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR THE INVESTOR CLASS WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                      LOWEST

Prime Money Market                  1.56% (3Q 2000)              0.13% (3Q 2003)
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AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods indicated.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                      1 YEAR      5 YEARS     10 YEARS

PRIME MONEY MARKET                       0.85%       2.52%       3.85%

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS

   Maximum Account Maintenance Fee                                 $25(1)
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(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                       FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
PRIME MONEY MARKET

   Investor Class(3)   0.58%               None              0.02%        0.60%
------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES  AND  THEIR  LEGAL  COUNSEL,  AS WELL AS  INTEREST  AND  PORTFOLIO
     INSURANCE.

(3)  THE ADVISOR ALSO  MANAGES THE PREMIUM  MONEY  MARKET  FUND.  PREMIUM  MONEY
     MARKET HAS A LOWER  MANAGEMENT  FEE THAN THE INVESTOR  CLASS OF PRIME MONEY
     MARKET  FUND,  BUT  REQUIRES  A  $100,000  MINIMUM  INVESTMENT.   FOR  MORE
     INFORMATION ABOUT PREMIUM MONEY MARKET, PLEASE CONSULT THE PROSPECTUS.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS        5 YEARS      10 YEARS
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Prime Money Market

   Investor Class            $61           $192           $334           $749
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OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money  Market  seeks to earn the  highest  level of current  income  while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY,  very short-term, debt securities.  These securities are  short-term  obligations of banks,  governments  and  corporations  that are payable in U.S. dollars.

               A  HIGH-QUALITY  DEBT  SECURITY  IS ONE THAT HAS BEEN RATED BY AN
          INDEPENDENT  RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
          DETERMINED  BY THE ADVISOR TO BE OF  COMPARABLE  CREDIT  QUALITY.  THE
          DETAILS OF THE FUND'S  CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

Under  normal  market  conditions,  25% or more of the fund's  total  assets are invested in obligations of issuers in the financial services industry.  The debt securities in which the fund invests may include  taxable  MUNICIPAL  SECURITIES and VARIABLE-RATE securities.

               A MUNICIPAL  SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF
          OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,
          THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

               A  VARIABLE-RATE  SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
          SPECIFIED  PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN SOME
          BENCHMARK,  SUCH AS THE PRIME RATE OR THE 90-DAY  U.S.  TREASURY  BILL
          RATE.

The fund may invest in securities  issued or guaranteed by the U.S. Treasury and certain U.S.  government  agencies or  instrumentalities  such as the Government
National  Mortgage  Association  ("Ginnie Mae").  Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other  U.S.  government  agencies  or  instrumentalities,  such  as the  Federal
National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan Mortgage
Corporation  ("Freddie  Mac"),  and the Federal Home Loan Bank  ("FHLB") are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government.  However,  they are authorized to borrow from the U.S. Treasury to meet their  obligations.

For more information  about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page XX.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  high-quality,  very  short-term  debt  securities  are among the safest
securities   available,   the  interest   they  pay  is  among  the  lowest  for
income-paying  securities.  Accordingly,  the yield on this fund will  likely be lower  than the yield on funds  that  invest  in  longer-term  or  lower-quality securities.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              AMOUNT OF       PERCENT OF   REMAINING    WEIGHTED
                              SECURITY OWNED  PORTFOLIO    MATURITY     MATURITY

Debt Security A                 $100,000        25%         4 years      1 year

Debt Security B                 $300,000        75%        12 years      9 years

Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This  sensitivity  to interest rate changes is called  interest  rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE     PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                 $100.00               $99.06                   -0.94%

3 years                $100.00               $97.38                   -2.62%

10 years               $100.00               $93.20                   -6.80%

30 years               $100.00               $88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating  organization are considered "high quality." Although they are considered high quality,  an investment in these  securities still involves some credit  risk  because  even a AAA rating is not a guarantee  of  payment.  For a complete  description  of the ratings  system,  see the  statement of additional information.  The  fund's  credit  quality  restrictions  apply  at the  time of purchase;  the fund will not necessarily  sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment objective.  Each technique has its own characteristics,  and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED MARCH 31, 2005                      INVESTOR CLASS

Prime Money Market                                                0.58%

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the fund. As such, she is ultimately  responsible for security selection and portfolio  construction  for  the  fund,  as  well  as  compliance  with  stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the fund.

DENISE LATCHFORD

Ms.  Latchford,  Vice President,  Senior Portfolio Manager and Director of Money
Fund  Investments,  has been a member of the team since January 1996. She joined
American  Century  in 1988,  becoming  a  member  of its  investment  management department  in 1991 and a portfolio  manager in June 1995.  She has a bachelor's degree in accounting from San Diego State  University and an MBA in finance from
Golden Gate University - San Francisco.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of her compensation, and her ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Trustees  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AUTOMATED INFORMATION LINE
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE - OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

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BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

DISTRIBUTIONS

Federal tax laws  require the fund to make  distributions  to its  investors  in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares  distributions from net income daily. These  distributions are paid on the  last  business  day of each  month.  The  fund  declares  and  pays distributions  of net  realized  capital  gains,  if any,  in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

MULTIPLE CLASS INFORMATION

American  Century  offers five classes of shares of the fund  through  financial intermediaries: Investor Class, A Class, B Class, C Class and Advisor Class. The
shares  offered by this  prospectus  are Investor  Class  shares,  which have no upfront or deferred charges, commissions or 12b-1 fees.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements  from the class offered by this  prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers that class of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that  class  into  shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page  itemizes  what  contributed  to the changes in share price during the most  recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The  Financial  Highlights  for the fiscal years ended March 31, 2005,  2004 and
2003;  for the one-month  fiscal period ended March 31, 2002; and for the fiscal
years   ended    February   28,   2002   and   2001   have   been   audited   by
PricewaterhouseCoopers  LLP, independent  registered public accounting firm. The fiscal year end for Prime Money Market was changed from February 28 to March 31.
The Report of Independent  Registered  Public  Accounting Firm and the financial statements  are included in the fund's annual  report,  which is available  upon request.

PRIME MONEY MARKET
Investor Class

Will insert audited information from 3/31/05.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
Prime Money Market Fund

   Investor Class                   921           BPRXX            AmC Prime
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0507

SH-PRS-43673

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS

ADVISOR CLASS

Prime Money Market Fund

July 29, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND......................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

BASICS OF FIXED-INCOME INVESTING.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

MULTIPLE CLASS INFORMATION...................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money  Market  seeks to earn the  highest  level of current  income  while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund  invests  most of its  assets in  high-quality,  very  short-term  DEBT
SECURITIES issued by corporations, banks and governments.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities  available, the  interest  they  pay is  among  the  lowest  for  income-paying  securities.
Accordingly,  the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities  also involve  interest rate risk.  However,  the fund's  investments in very  short-term debt securities are designed to minimize this risk.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

Although a money market fund seeks to preserve the value of your  investment  at
$1.00 per share, it is possible to lose money by investing in it.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year. The return of the fund's  other  classes of shares  will  differ  from  those  shown in the chart, depending on the expenses of those classes.

PRIME MONEY MARKET FUND-- ADVISOR CLASS(1)

2004        0.60%
2003        0.39%
2002        1.12%
2001        3.57%
2000        5.76%
1999        4.51%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR THE ADVISOR CLASS WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                     LOWEST

Prime Money Market                1.49% (3Q 2000)             0.07% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following tables show the average annual total returns of the fund's Advisor
Class, A Class, B Class and C Class shares for the periods indicated.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                 1 YEAR         5 YEARS       LIFE OF CLASS(1)

PRIME MONEY MARKET                  0.60%          2.27%            2.75%

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET ADVISOR CLASS IS AUGUST 28, 1998.

A CLASS

FOR THE CALENDAR YEAR ENDED
  DECEMBER 31, 2004                   1 YEAR               LIFE OF CLASS(1)

PRIME MONEY MARKET(2)                  0.61%                    0.54%

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET A CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS

FOR THE CALENDAR YEAR ENDED
  DECEMBER 31, 2004                   1 YEAR               LIFE OF CLASS(1)

PRIME MONEY MARKET(2)(3)              -3.87%                    -1.87%

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET B CLASS IS JANUARY 31, 2003.

(2)  IF  AMERICAN  CENTURY  HAD NOT  VOLUNTARILY  WAIVED ALL OR A PORTION OF THE
     SERVICE AND  DISTRIBUTION  FEES, CLASS RETURNS WOULD HAVE BEEN LOWER DURING
     THESE PERIODS.

(3)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

C CLASS

FOR THE CALENDAR YEAR ENDED
  DECEMBER 31, 2004                   1 YEAR               LIFE OF CLASS(1)

PRIME MONEY MARKET(2)                  0.29%                    0.29%

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET C CLASS IS MAY 7, 2002.

(2)  IF  AMERICAN  CENTURY  HAD NOT  VOLUNTARILY  WAIVED ALL OR A PORTION OF THE
     SERVICE AND  DISTRIBUTION  FEES, CLASS RETURNS WOULD HAVE BEEN LOWER DURING
     THESE PERIODS.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    A CLASS    B CLASS   C CLASS  ADVISOR CLASS

Maximum Sales Charge (Load) Imposed on Purchases      None      None       None        None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  None(1)   5.00%(2)   0.75%(3)    None
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds for
   A and C Class shares)

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES
     CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 0.75% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
---------------------------------------------------------------------------------------
PRIME MONEY MARKET

   A Class           0.58%            0.25%(4)               0.02%           0.85%

   B Class           0.58%            1.00%(4)(5)            0.02%           1.60%

   C Class           0.58%            0.75%(4)(6)            0.02%           1.35%

   Advisor Class     0.33%            0.50%(7)               0.02%           0.85%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  AMERICAN  CENTURY MAY VOLUNTARILY  WAIVE THE RECEIPT OF ALL OR A PORTION OF
     THE 12B-1 FEE, OR MAY  VOLUNTARILY  AGREE TO BEAR FUND EXPENSES,  TO ASSIST
     THE  MANAGER'S  EFFORTS  TO  MAINTAIN  A $1.00 NET ASSET  VALUE PER  SHARE.
     VOLUNTARY FEE WAIVERS OR EXPENSE  REIMBURSEMENTS  MAY BE IMPOSED TO ENHANCE
     THE  FUND'S  YIELD  DURING  PERIODS  WHEN FUND  OPERATING  EXPENSES  HAVE A
     SIGNIFICANT  IMPACT ON THE FUND'S YIELD DUE TO LOW INTEREST RATES. ANY SUCH
     FEE WAIVER IS VOLUNTARY AND TEMPORARY,  AND MAY BE REVISED OR TERMINATED AT
     ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE. THERE IS NO GUARANTEE THAT THE
     FUND WILL MAINTAIN A $1.00 NET ASSET VALUE PER SHARE OR A POSITIVE YIELD.

(3)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES  AND  THEIR  LEGAL  COUNSEL,  AS WELL AS  INTEREST  AND  PORTFOLIO
     INSURANCE.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND OTHER  SHAREHOLDER  SERVICES FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

(5)  FOR THE FISCAL YEAR ENDED  MARCH 31,  2005,  THE FUND'S B CLASS  RECEIVED A
     PARTIAL  REIMBURSEMENT  OF ITS  DISTRIBUTION  FEE. TAKING INTO ACCOUNT THIS
     REIMBURSEMENT,  THE  DISTRIBUTION  AND  SERVICE FEE WAS 0.88% AND THE TOTAL
     ANNUAL FUND OPERATING EXPENSE WAS 1.48%.

(6)  FOR THE FISCAL YEAR ENDED  MARCH 31,  2005,  THE FUND'S C CLASS  RECEIVED A
     PARTIAL  REIMBURSEMENT  OF  ITS  SERVICE  FEE.  TAKING  INTO  ACCOUNT  THIS
     REIMBURSEMENT,  THE  DISTRIBUTION  AND  SERVICE FEE WAS 0.68% AND THE TOTAL
     ANNUAL FUND OPERATING EXPENSE WAS 1.28%.

(7)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR      3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
PRIME MONEY MARKET

   A Class                  $87          $271           $470           $1,045

   B Class                  $562         $802           $966           $1,688

   C Class                  $137         $426           $736           $1,614

   Advisor                  $87          $271           $470           $1,045

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                            1 YEAR      3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
PRIME MONEY MARKET

   A Class                  $87          $271           $470           $1,045

   B Class                  $162         $502           $866           $1,688

   C Class                  $137         $426           $736           $1,614

   Advisor                  $87          $271           $470           $1,045

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money  Market  seeks to earn the  highest  level of current  income  while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY,  very short-term, debt securities.  These securities are  short-term  obligations of banks,  governments  and  corporations  that are payable in U.S. dollars.

               A  HIGH-QUALITY  DEBT  SECURITY  IS ONE THAT HAS BEEN RATED BY AN
          INDEPENDENT  RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
          DETERMINED  BY THE ADVISOR TO BE OF  COMPARABLE  CREDIT  QUALITY.  THE
          DETAILS OF THE FUND'S  CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

Under  normal  market  conditions,  25% or more of the fund's  total  assets are invested in obligations of issuers in the financial services industry.  The debt securities in which the fund invests may include  taxable  MUNICIPAL  SECURITIES and VARIABLE-RATE SECURITIES.

               A MUNICIPAL  SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF
          OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,
          THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

               A  VARIABLE-RATE  SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
          SPECIFIED  PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN SOME
          BENCHMARK,  SUCH AS THE PRIME RATE OR THE 90-DAY  U.S.  TREASURY  BILL
          RATE.

The fund may invest in securities  issued or guaranteed by the U.S. Treasury and certain U.S.  government  agencies or  instrumentalities  such as the Government
National  Mortgage  Association  ("Ginnie Mae").  Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other  U.S.  government  agencies  or  instrumentalities,  such  as the  Federal
National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan Mortgage
Corporation  ("Freddie  Mac"),  and the Federal Home Loan Bank  ("FHLB") are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government.  However,  they are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information  about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  high-quality,  very  short-term  debt  securities  are among the safest
securities   available,   the  interest   they  pay  is  among  the  lowest  for
income-paying  securities.  Accordingly,  the yield on this fund will  likely be lower  than the yield on funds  that  invest  in  longer-term  or  lower-quality securities.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              AMOUNT OF       PERCENT OF   REMAINING    WEIGHTED
                              SECURITY OWNED  PORTFOLIO    MATURITY     MATURITY

Debt Security A               $100,000        25%           4 years      1 year

Debt Security B               $300,000        75%          12 years      9 years

Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                  $100.00               $99.06                 -0.94%

3 years                 $100.00               $97.38                 -2.62%

10 years                $100.00               $93.20                 -6.80%

30 years                $100.00               $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating  organization are considered "high quality." Although they are considered high quality,  an investment in these  securities still involves some credit  risk  because  even a AAA rating is not a guarantee  of  payment.  For a complete  description  of the ratings  system,  see the  statement of additional information.  The  fund's  credit  quality  restrictions  apply  at the  time of purchase;  the fund will not necessarily  sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment objective.  Each technique has its own characteristics,  and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management fee for each class of shares of the fund is determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  paid all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be
paid  by  the  fund's  advisor  to   unaffiliated   third  parties  who  provide
recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED MARCH 31, 2005     A CLASS    B CLASS    C CLASS   ADVISOR CLASS

Prime Money Market                           0.58%      0.58%      0.58%        0.33%
-----------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the fund. As such, she is ultimately  responsible for security selection and portfolio  construction  for  the  fund,  as  well  as  compliance  with  stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the fund.

DENISE LATCHFORD

Ms.  Latchford,  Vice President,  Senior Portfolio Manager and Director of Money
Fund  Investments,  has been a member of the team since January 1996. She joined
American  Century  in 1988,  becoming  a  member  of its  investment  management department  in 1991 and a portfolio  manager in June 1995.  She has a bachelor's degree in accounting from San Diego State  University and an MBA in finance from
Golden Gate University - San Francisco.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of her compensation, and her ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days. It also contains  limits on short-term  transactions  in  American-Century managed funds. In addition,  the Code of Ethics requires  portfolio managers and other  employees  with  access  to  information  about the  purchase  or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Trustees  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The  fund  offers  the A, B, C and  Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                     B CLASS

Initial sales charge is waived              No initial sales charge

Generally no CDSC(1)                        Contingent deferred sales charge
                                            on redemptions within six years

12b-1 fee of 0.25%                          12b-1 fee of 1.00%

No conversion feature                       Convert to A Class shares
                                            eight years after purchase

Generally more appropriate                  Aggregate purchases limited to
for long-term investors                     amounts less than $100,000

C CLASS                                     ADVISOR CLASS

No initial sales charge                     No initial sales charge

Contingent deferred sales charge on         No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 0.75%                          12b-1 fee of 0.50%

No conversion feature                       No conversion feature

Aggregate purchases limited to amounts      Generally offered through qualified
less than $1,000,000; generally more        retirement plans and other
appropriate for short-term investors        fee-based arrangements

(1)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     MADE BY  EXCHANGE  FROM  ANOTHER  AMERICAN  CENTURY  ADVISOR  FUND THAT ARE
     REDEEMED WITHIN ONE YEAR OF THE ORIGINAL PURCHASE DATE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the minimum initial  investments are $2,000 for a Coverdell
Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of A, B or C Class shares,  a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                          SALES CHARGE      SALES CHARGE       AMOUNT PAID TO
                          AS A % OF         AS A % OF NET      FINANCIAL ADVISOR AS
PURCHASE AMOUNT           OFFERING PRICE    AMOUNT INVESTED    A % OF OFFERING PRICE

Less than $50,000            4.50%              4.71%              4.00%

$50,000 - $99,999            4.50%              4.71%              4.00%

$100,000 - $249,999          3.50%              3.63%              3.00%

$250,000 - $499,999          2.50%              2.56%              2.00%

$500,000 - $999,999          2.00%              2.04%              1.75%

$1,000,000 - $3,999,999      0.00%              0.00%              1.00%(1)

$4,000,000 - $9,999,999      0.00%              0.00%              0.50%(1)

$10,000,000 or more          0.00%              0.00%              0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO  FINANCIAL  ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of B Class shares,  the amount paid to your financial advisor is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales charge  (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING        CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                                5.00%

2nd year                                4.00%

3rd year                                3.00%

4th year                                3.00%

5th year                                2.00%

6th year                                1.00%

After 6th year                          None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 0.75% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 0.75%  of the  original  purchase  price or the current market value at  redemption,  whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial  advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59 1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original  fund owned.  Exchanges  from the fund are subject to a sales charge on the fund being  purchased,  unless the money market fund shares were acquired by exchange  from a fund with a sales  charge or by  reinvestment  of  dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete description of its policies.  Copies of the fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

DISTRIBUTIONS

Federal tax laws  require the fund to make  distributions  to its  investors  in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares  distributions from net income daily. These  distributions are paid on the  last  business  day of each  month.  The  fund  declares  and  pays distributions  of net  realized  capital  gains,  if any,  in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                 Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

MULTIPLE CLASS INFORMATION

American  Century  offers five classes of shares of the fund  through  financial intermediaries: A Class, B Class, C Class, Advisor Class and Investor Class. The
shares offered by this  prospectus  are A, B, C and Advisor Class shares,  which are offered  primarily  through  employer-sponsored  retirement plans or through institutions like banks, broker-dealers and insurance companies.

The  other  class  has  different  fees,   expenses  and/or  minimum  investment
requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that  class  into  shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B, 0.75%
for C Class,  and 0.50% for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past  distribution  services.  Under the Advisor Class Plan,  the fund's Advisor
Class pays the  distributor  an annual fee of 0.50% of Advisor Class average net assets,  half for certain ongoing  shareholder and  administrative  services and half for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a  portion  of such  fees to the  investment  advisors, banks,  broker-dealers and insurance  companies that make the classes available.
Because  these  fees  are  used to pay for  services  that  are not  related  to prospective  sales of the fund,  each class will continue to make payments under its plan even if it is closed to new investors.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans and their terms,  see  MULTIPLE  CLASS  STRUCTURE in the  statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The  Financial  Highlights  for the fiscal years ended March 31, 2005,  2004 and
2003;  for the one-month  fiscal period ended March 31, 2002; and for the fiscal
years   ended    February   28,   2002   and   2001   have   been   audited   by
PricewaterhouseCoopers  LLP, independent  registered public accounting firm. The fiscal year end for Prime Money Market was changed from February 28 to March 31.
The Report of Independent  Registered  Public  Accounting Firm and the financial statements  are included in the fund's annual  report,  which is available  upon request.

PRIME MONEY MARKET FUND
A Class

Will insert audited information from 3/31/05.

PRIME MONEY MARKET FUND
B Class

Will insert audited information from 3/31/05.

PRIME MONEY MARKET FUND
C Class

Will insert audited information from 3/31/05.

PRIME MONEY MARKET FUND
Advisor Class

Will insert audited information from 3/31/05.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE      TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

   A Class                       112           APMXX           AmC Prime

   B Class                       303           BPMXX           AmC Prime

   C Class                       421           ARCXX           AmC Prime

   Advisor                       821           ACAXX           AmC Prime

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507

SH-PRS-43674

Your
American Century Investments
prospectus

INVESTOR CLASS

Premium Money Market Fund

July 29, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND......................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

BASICS OF FIXED-INCOME INVESTING.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Premium  Money  Market seeks to earn the highest  level of current  income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund  invests  most of its  assets in  high-quality,  very  short-term  DEBT
SECURITIES issued by corporations, banks and governments.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities  available, the  interest  they  pay is  among  the  lowest  for  income-paying  securities.
Accordingly,  the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities  also involve  interest rate risk.  However,  the fund's  investments in very  short-term debt securities are designed to minimize this risk.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

Although  the fund seeks to preserve the value of your  investment  at $1.00 per share, it is possible to lose money by investing in it.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the fund.  It indicates  the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those shown.

PREMIUM MONEY MARKET FUND -- INVESTOR CLASS(1)(2)

2004           1.00%
2003           0.80%
2002           1.51%
2001           4.01%
2000           6.20%
1999           4.93%
1998           5.29%
1997           5.31%
1996           5.16%
1995           5.70%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR  QUARTER,  PREMIUM
     MONEY MARKET'S YEAR-TO-DATE RETURN WAS XX%.

(2)  PREMIUM MONEY MARKET ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
     PREMIUM  CAPITAL RESERVE FUND AND THE AMERICAN  CENTURY PREMIUM  GOVERNMENT
     RESERVE  FUND ON  DECEMBER 2, 2001,  PURSUANT  TO A PLAN OF  REORGANIZATION
     APPROVED  BY  THE  ACQUIRED  FUNDS'  SHAREHOLDERS  ON  NOVEMBER  16,  2001.
     PERFORMANCE  INFORMATION  PRIOR TO DECEMBER 2, 2001 IS THAT OF THE AMERICAN
     CENTURY PREMIUM CAPITAL RESERVE FUND.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                     HIGHEST                    LOWEST

Premium Money Market                 1.59% (3Q 2000)            0.17% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods indicated.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                      1 YEAR       5 YEARS       10 YEARS

PREMIUM MONEY MARKET(1)                  1.00%        2.68%          3.97%

(1)  PREMIUM MONEY MARKET ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
     PREMIUM  CAPITAL RESERVE FUND AND THE AMERICAN  CENTURY PREMIUM  GOVERNMENT
     RESERVE  FUND ON  DECEMBER 2, 2001,  PURSUANT  TO A PLAN OF  REORGANIZATION
     APPROVED  BY  THE  ACQUIRED  FUNDS'  SHAREHOLDERS  ON  NOVEMBER  16,  2001.
     PERFORMANCE  INFORMATION  PRIOR TO DECEMBER 2, 2001 IS THAT OF THE AMERICAN
     CENTURY PREMIUM CAPITAL RESERVE FUND.

Performance  information  is designed to help you see how the fund's returns can vary.  Keep in mind that past  performance  does not  predict  how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the Investor Class shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS

   Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                       FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
PREMIUM MONEY MARKET

   Investor Class        0.45%           None              0.02%           0.47%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES  AND  THEIR  LEGAL  COUNSEL,  AS WELL AS  INTEREST  AND  PORTFOLIO
     INSURANCE.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Premium Money Market

   Investor Class         $48            $151           $263           $591

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Premium  Money  Market seeks to earn the highest  level of current  income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY,  very short-term, debt securities.  These securities are  short-term  obligations of banks,  governments  and  corporations  that are payable in U.S. dollars.

               A  HIGH-QUALITY  DEBT  SECURITY  IS ONE THAT HAS BEEN RATED BY AN
          INDEPENDENT  RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
          DETERMINED  BY THE ADVISOR TO BE OF  COMPARABLE  CREDIT  QUALITY.  THE
          DETAILS OF THE FUND'S  CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

Under  normal  market  conditions,  25% or more of the fund's  total  assets are invested in obligations of issuers in the financial services industry.  The debt securities in which the fund invests may include  taxable  MUNICIPAL  SECURITIES and VARIABLE-RATE SECURITIES.

               A MUNICIPAL  SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF
          OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,
          THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

               A  VARIABLE-RATE  SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
          SPECIFIED  PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN SOME
          BENCHMARK,  SUCH AS THE PRIME RATE OR THE 90-DAY  U.S.  TREASURY  BILL
          RATE.

The fund may invest in securities  issued or guaranteed by the U.S. Treasury and certain U.S.  government  agencies or  instrumentalities  such as the Government
National  Mortgage  Association  ("Ginnie Mae").  Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other  U.S.  government  agencies  or  instrumentalities,  such  as the  Federal
National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan Mortgage
Corporation  ("Freddie  Mac"),  and the Federal Home Loan Bank  ("FHLB") are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government.  However,  they are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information  about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  the  securities  the fund  invests in are among the  safest  securities available,  the  interest  they  pay  is  among  the  lowest  for  income-paying securities.  Accordingly,  the yield on the fund will likely be lower than funds that invest in longer-term or lower-quality securities.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o  determining which debt securities help a fund meet its maturity requirements

o  identifying debt securities that satisfy a fund's credit quality standards

o  evaluating current economic conditions and assessing the risk of inflation

o  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                         AMOUNT OF        PERCENT OF     REMAINING       WEIGHTED
                         SECURITY OWNED   PORTFOLIO      MATURITY        MATURITY

Debt Security A          $100,000         25%             4 years         1 year

Debt Security B          $300,000         75%            12 years         9 years

WEIGHTED AVERAGE MATURITY                                                10 YEARS

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted  average  maturity of a particular fund. For example, when  interest  rates rise,  you can expect the share value of a long-term  bond fund to fall more than that of a  short-term  bond fund.  When rates  fall,  the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                  $100.00               $99.06                 -0.94%

3 years                 $100.00               $97.38                 -2.62%

10 years                $100.00               $93.20                 -6.80%

30 years                $100.00               $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating  organization are considered "high quality." Although they are considered high quality,  an investment in these  securities still involves some credit  risk  because  even a AAA rating is not a guarantee  of  payment.  For a complete  description  of the ratings  system,  see the  statement of additional information.  The  fund's  credit  quality  restrictions  apply  at the  time of purchase;  the fund will not necessarily  sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty  selling its debt securities is called  liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment objective.  Each technique has its own characteristics,  and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED MARCH 31, 2005                    INVESTOR CLASS

Premium Money Market                                            0.45%

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the fund. As such, she is ultimately  responsible for security selection and portfolio  construction  for  the  fund,  as  well  as  compliance  with  stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the fund.

LYNN PASCHEN

Ms.  Paschen,   Portfolio  Manager,  joined  the  team  in  October  2000  as  a fixed-income  trader. She joined American Century in 1998 and became a portfolio manager in  February  2003.  She has a  bachelor's  degree in  finance  from the
University  of Iowa and a master's  degree  from  Golden  Gate  University-  San
Francisco.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of her compensation, and her ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Trustees  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Services Representative
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE - OPEN AN ACCOUNT  instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account,  the  minimum  initial  investment  amount is  $100,000.  To establish a traditional  or Roth IRA, you must  exchange  from another  American
Century IRA, transfer from another custodian or roll over a minimum of $100,000.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example,  each time you make an investment with American Century there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

DISTRIBUTIONS

Federal tax laws  require the fund to make  distributions  to its  investors  in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares  distributions from net income daily. These  distributions are paid on the  last  business  day of each  month.  The  fund  declares  and  pays distributions  of net  realized  capital  gains,  if any,  in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%      TAX RATE FOR
                                       AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page  itemizes  what  contributed  to the changes in share price during the most  recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - operating  expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - net  investment  income of the fund as a  percentage  of average net assets

The Financial  Highlights for the fiscal years ended March 31, 2005,  2004, 2003
and  2002,  have  been  audited  by   PricewaterhouseCoopers   LLP,  independent
registered public accounting firm. Prior years' information was audited by other independent auditors.

The Report of Independent  Registered  Public  Accounting Firm and the financial statements  are included in the fund's annual  report,  which is available  upon request.

PREMIUM MONEY MARKET FUND
Investor Class

Will insert audited information from 3/31/05.

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET

   Investor Class                    147          TCRXX           AmCPrMM

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0507

SH-PRS-43675

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Diversified Bond Fund
High-Yield Fund

July 29, 2005

EFFECTIVE  JANUARY 30, 2003, THE FUNDS WERE CLOSED TO NEW  SELF-DIRECTED  RETAIL
INVESTORS BUT ARE AVAILABLE  THROUGH FINANCIAL  INTERMEDIARIES.  ANY SHAREHOLDER
WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL  INVESTMENTS AND
REINVEST  DIVIDENDS  AND CAPITAL  GAINS  DISTRIBUTIONS  AS LONG AS SUCH  ACCOUNT
REMAINS OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.....................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

      Diversified Bond Fund..................................................XX

      High-Yield Fund........................................................XX

BASICS OF FIXED-INCOME INVESTING.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

MULTIPLE CLASS INFORMATION...................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Diversified  Bond seeks a high level of income by investing in non-money  market
DEBT SECURITIES.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

High-Yield seeks high current income. As a secondary  objective,  the fund seeks capital  appreciation,  but only when consistent  with its primary  objective of maximizing current income.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies begins on page XX.

FUND                 PRIMARY INVESTMENTS                 PRINCIPAL RISKS

Diversified Bond     High- and medium-grade              Interest rate, credit
                     non-money market debt securities    and prepayment risk

High-Yield           Lower-rated corporate               Credit, liquidity and
                     debt securities                     interest rate risk

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

DIVERSIFIED BOND FUND
HIGH-YIELD FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the High-Yield's Investor Class shares and Diversified Bond's  Institutional Class shares for each full calendar year in the life of the  classes.  They  indicate the  volatility  of the funds'
historical  returns  from year to year.  Account  fees are not  reflected in the charts  below.  If they had been  included,  returns  would be lower  than those shown. The returns of Diversified  Bond's Investor Class shares and High-Yield's
Institutional  Class  shares  will  differ  from  returns  shown in the  charts, depending on the expenses of those classes.

HIGH-YIELD FUND -- INVESTOR CLASS(1)

2004      8.10%
2003     20.14%
2002      2.54%
2001      3.23%
2000    -13.92%
1999      5.86%
1998     -1.25%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR THE INVESTOR CLASS WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                      LOWEST

High-Yield               6.24% (2Q 2003)              -9.36% (4Q 2000)
-------------------------------------------------------------------------------

DIVERSIFIED BOND FUND -- INSTITUTIONAL CLASS(1)(2)

2004     3.42%
2003     4.22%
2002     8.44%
2001     8.11%
2000    11.06%
1999    -1.17%
1998     7.85%
1997     8.85%
1996     2.73%
1995    20.10%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR THE INSTITUTIONAL CLASS WAS XX%.

(2)  DIVERSIFIED  BOND  ACQUIRED ALL OF THE NET ASSETS OF THE  AMERICAN  CENTURY
     INTERMEDIATE-TERM  BOND FUND,  THE  AMERICAN  CENTURY  BOND  FUND,  AND THE
     AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 2, 2001,  PURSUANT TO A PLAN
     OF REORGANIZATION  APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
     16, 2001. PERFORMANCE  INFORMATION PRIOR TO DECEMBER 2, 2001 IS THAT OF THE
     AMERICAN CENTURY PREMIUM BOND FUND.

THE HIGHEST AND LOWEST  QUARTERLY  RETURNS FOR THE PERIODS  REFLECTED IN THE BAR
CHART ARE:

                         HIGHEST                      LOWEST

Diversified Bond         6.82% (2Q 1995)              -2.60% (2Q 2004)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  tables  show the  average  annual  total  returns of  High-Yield
Investor Class shares and Diversified Bond Institutional Class shares calculated three different ways. An additional table shows the average annual total returns of Diversified Bond Investor Class shares calculated before the impact of taxes.
Because High-Yield Institutional Class did not have a full calendar year's worth of performance, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns  are shown  only for  High-Yield  Investor  Class and  Diversified  Bond
Institutional Class. After-tax returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004           1 YEAR      5 YEARS
LIFE OF CLASS(1)
--------------------------------------------------------------------------------
HIGH-YIELD

Return Before Taxes                         8.10%        3.42%       3.23%

Return After Taxes on Distributions         5.31%        0.01%      -0.19%

Return After Taxes on Distributions
  and Sale of Fund Shares                   5.18%        0.74%       0.57%

CSFB High-Yield Index II(2)                 11.95%       8.14%       6.39%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR HIGH-YIELD INVESTOR CLASS IS SEPTEMBER 30, 1997.

(2)  ON MAY 31, 2001, THE DONALDSON,  LUFKIN, & JENRETTE (DLJ) HIGH YIELD INDEX,
     HIGH-YIELD'S  BENCHMARK SINCE INCEPTION,  BECAME KNOWN AS THE CREDIT SUISSE
     FIRST BOSTON (CSFB) HIGH YIELD INDEX II.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR       LIFE OF CLASS(1)

--------------------------------------------------------------------------------
DIVERSIFIED BOND

Return Before Taxes                                 3.21%          4.73%

Lehman Brother U.S. Aggregate Index                 4.34%          5.80%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR DIVERSIFIED BOND INVESTOR CLASS IS DECEMBER 2, 2001.

(2)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR     5 YEARS   10 YEARS(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND(2)

Return Before Taxes                               3.42%      7.01%     7.22%

Return After Taxes on Distributions               1.87%      4.90%     4.86%

Return After Taxes on Distributions
  and Sale of Fund Shares                         2.29%      4.72%     4.73%

Lehman Brother U.S. Aggregate Index               4.34%      7.71%     7.72%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  ONLY CLASSES WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS
     FOR LIFE OF CLASS.

(2)  DIVERSIFIED  BOND  ACQUIRED ALL OF THE NET ASSETS OF THE  AMERICAN  CENTURY
     INTERMEDIATE-TERM  BOND FUND,  THE  AMERICAN  CENTURY  BOND  FUND,  AND THE
     AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 2, 2001,  PURSUANT TO A PLAN
     OF REORGANIZATION  APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
     16, 2001. PERFORMANCE  INFORMATION PRIOR TO DECEMBER 2, 2001 IS THAT OF THE
     AMERICAN CENTURY PREMIUM BOND FUND.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS (ALL FUNDS)

Institutional Class (Diversified Bond only)
   Maximum Account Maintenance Fee                                     $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1)FEES   EXPENSES(2)  OPERATING EXPENSES
---------------------------------------------------------------------------------------
DIVERSIFIED BOND

   Investor Class      0.62%          None               0.01%             0.63%

   Institutional Class 0.42%          None               0.01%             0.43%

--------------------------------------------------------------------------------------
HIGH-YIELD

   Investor Class      0.87%          None               0.01%             0.88%

   Institutional Class 0.67%          None               0.01%             0.68%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   Investor Class            $64         $201       $351       $785
   Institutional Class       $44         $138       $241       $542

--------------------------------------------------------------------------------
HIGH-YIELD

   Investor Class            $90         $280       $486       $1,080
   Institutional Class       $69         $217       $378       $844

OBJECTIVES, STRATEGIES AND RISKS

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified  Bond seeks a high level of income by investing in non-money  market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified  Bond invests at least 80% of its assets in high- and  medium-grade, non-money market debt securities. These securities, which may be payable in U.S.
or  foreign  currencies,  may  include  corporate  bonds and  notes,  government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE  securities,  those that have  been  rated  in  one of the  top  four  credit  quality  categories  by an independent  rating  agency.  However,  up to 15% of the  fund's  assets  may be invested in securities  rated in the  fifth-highest  category by an  independent rating  agency,  or  determined  to be of  comparable  quality  by the  advisor.
Corporations  usually issue these securities to finance  existing  operations or expand their businesses.

               AN  INVESTMENT-GRADE  SECURITY  IS ONE THAT HAS BEEN  RATED BY AN
          INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR
          DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.  DETAILS
          OF THE FUND'S CREDIT QUALITY  STANDARDS ARE DESCRIBED IN THE STATEMENT
          OF ADDITIONAL INFORMATION.

The fund may invest in securities  issued or guaranteed by the U.S. Treasury and certain U.S.  government  agencies or  instrumentalities  such as the Government
National  Mortgage  Association  ("Ginnie Mae").  Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other  U.S.  government  agencies  or  instrumentalities,  such  as the  Federal
National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan Mortgage
Corporation  ("Freddie  Mac"),  and the Federal Home Loan Bank  ("FHLB") are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government.  However,  they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the portfolio managers may adopt a shorter  portfolio  maturity  in order to reduce  the effect of bond price  declines on the fund's value.  When  interest  rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information  about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When  interest  rates change,  Diversified  Bond's share value will be affected.
Generally,  when interest rates rise,  the fund's share value will decline.  The opposite  is true  when  interest  rates  decline.  This  interest  rate risk is generally  higher for Diversified Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although  most  of  the  securities  purchased  by the  fund  are  quality  debt securities  at the time of  purchase,  the fund may invest part of its assets in securities rated in the lowest  investment-grade  category (e.g., BBB) and up to
15% of its assets in securities  rated in the fifth  category  (e.g.,  BB). As a result, the fund has some credit risk.  Although their securities are considered investment  grade,  issuers of BBB-rated  securities  (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of  higher-rated  securities.  Issuers of BB-rated  securities (and securities of similar  quality) are considered  even more  vulnerable to adverse business,  financial or economic  conditions  that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt  securities  backed by  mortgages  or assets such as credit card receivables.  These underlying obligations may be prepaid, as when a homeowner  refinances a mortgage to take advantage of declining  interest rates.
If so, the fund must reinvest  prepayments at current  rates,  which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining  interest  rates than funds of similar  maturity that invest less heavily in mortgage- and asset-backed securities.

Diversified  Bond may invest in the  securities  of foreign  companies.  Foreign securities can have certain  unique risks,  including  fluctuations  in currency exchange rates, unstable political and economic structures, reduced availability of  public  information,  and  the  lack  of  uniform  financial  reporting  and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are subject to a number of risks, including  liquidity,  interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general,  funds that have higher  potential  income have higher potential loss.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its objective.

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  invests in  HIGH-YIELD  corporate  and other debt  securities  with an emphasis on securities that are rated below investment grade.

               A  HIGH-YIELD  SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
          HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED  STATISTICAL RATING
          ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO BE OF SIMILAR
          QUALITY.  DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED
          IN THE STATEMENT OF ADDITIONAL INFORMATION.

Under normal market  conditions,  the portfolio  managers will maintain at least
80% of the fund's  total  assets in  high-yield  corporate  bonds and other debt instruments (including  income-producing  convertible and preferred securities).
The remaining  assets may be invested in common  stocks or other  equity-related securities.  The fund buys securities that are below investment grade, including so-called junk bonds.  Issuers of these  securities  often have short  financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers.  Under normal market  conditions,  the fund may invest up to
20% of its  assets,  and for  temporary  defensive  purposes,  up to 100% of its assets, in short-term money market instruments and U.S.  government  securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no  average  maturity  limitations,  but it  typically  invests  in intermediate-term and long-term debt securities.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's  investments often have high credit risk, which helps the fund pursue a  higher  yield  than  more  conservatively  managed  bond  funds.  Issuers  of high-yield  securities are more vulnerable to real or perceived economic changes
(such as an economic  downturn or a prolonged  period of rising interest rates), political changes or adverse developments  specific to the issuer. These factors may be more  likely to cause an issuer of  low-quality  bonds to  default on its obligation to pay the interest and principal due under its securities.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's  interest  rate risk is  generally  higher  than for funds  with  shorter weighted average maturities, such as money market and short-term bond funds. See the  discussion  on page XX for more  information  about the effects of changing interest rates on the fund's portfolio.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are subject to a number of risks, including  liquidity,  interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

High-Yield  can  invest  up to  40% of  its  assets  in  securities  of  foreign
companies.   Foreign  securities  can  have  certain  unique  risks,   including
fluctuations  in  currency  exchange  rates,  unstable  political  and  economic structures,  reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
In general, funds that have higher potential income have higher potential loss.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                               AMOUNT OF       PERCENT OF  REMAINING   WEIGHTED
                               SECURITY OWNED  PORTFOLIO   MATURITY    MATURITY

Debt Security A                $100,000        25%          4 years      1 year

Debt Security B                $300,000        75%         12 years      9 years

WEIGHTED AVERAGE MATURITY                                               10 YEARS

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00           $99.06                   -0.94%
3 years                  $100.00           $97.38                   -2.62%
10 years                 $100.00           $93.20                   -6.80%

30 years                 $100.00           $88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some level of risk to the  funds.  To learn more  about  these  techniques,  you
should  review  the  statement  of  additional   information  before  making  an
investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about the funds'  operations.  Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  funds  (the  "Category  Fee")  and (ii) the  assets  of all funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of each fund's  management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes,  portfolio  insurance,  interest,  fees and  expenses of the  independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's  management fee may be paid by the fund's advisor to unaffiliated third parties who provide  recordkeeping and administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005   INVESTOR CLASS   INSTITUTIONAL CLASS

Diversified Bond                                  0.62%               0.42%

High-Yield                                        0.87%               0.67%

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the funds. As such, they are ultimately  responsible for security  selection and portfolio  construction  for the funds,  as well as  compliance  with stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the funds.

DIVERSIFIED BOND

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income and Senior Vice President,
has been a member of the team since the fund's  inception in December  2001.  He joined American Century in May 1991 as a portfolio manager.  He became the Chief
Investment  Officer - Fixed Income in July 2001.  He has a bachelor's  degree in economics  from Boston  University  and an MBA in finance from the University of
Delaware.

ROBERT V. GAHAGAN

Mr.  Gahagan,  Senior Vice President and Senior  Portfolio  Manager,  has been a member of the team  since the  fund's  inception  in  December  2001.  He joined
American Century in 1983 and became a portfolio  manager in January 1991. He has a bachelor's  degree in economics  and an MBA from the  University of Missouri -
Kansas City.

JEFFREY L. HOUSTON

Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since the fund's inception in December 2001. He joined American Century in November  1990 and became a portfolio  manager in 1994.  He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  joining  American  Century in  October  2003.  Prior to joining
American  Century,  he was an investment  officer with CalPERS from July 2002 to
September 2003 and director of portfolio  management at TIAA-CREF from June 1994 to April 2002. He has a bachelor's  degree in economics  from the  University of
California - Berkeley and an MBA from the  University  of Michigan.  He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since the fund's  inception in December 2001. He joined American Century in 1987 and became a portfolio  manager in January 1996.  He has a bachelor's  degree in mathematics/statistics and an MBA from the University of California - Berkeley.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio  Manager,  has been a member of the team since the fund's  inception  in December  2001.  He joined  American  Century in
February  1996 and  became a  portfolio  manager  in  September  1997.  He has a bachelor's  degree in marketing from Loyola  Marymount  University and an MBA in finance from Creighton University.

HIGH-YIELD

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since the fund's inception in September 1997. He joined American Century in July
1996 and became a portfolio  manager in November 2001. He has a B.S. in business
administration   (finance   concentration)  from  California  Polytechnic  State
University  - San Luis Obispo.  He is a Certified  Public  Accountant  and a CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
 ONLINE
--------------------------------------------------------------------------------
americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS

Investor Services Representative            Service Representative
1-800-345-2021                              1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
        Commerce Bank N.A.
        Routing No. 101000019
        Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
 AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum  investment  amount is $5 million ($3  million  for  endowments  and foundations)  per fund. If you invest with us through a financial  intermediary, this  requirement  may be met if your  financial  intermediary  aggregates  your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate  investment  in our family of funds of $10 million or more ($5 million for endowments and foundations).  In addition,  financial intermediaries or plan recordkeepers  may require  retirement  plans to meet certain other  conditions, such as plan size or a minimum level of assets per  participant,  in order to be eligible to purchase Institutional Class shares.

THE  FOLLOWING  POLICIES  APPLY  TO  INVESTOR  CLASS  AND  INSTITUTIONAL   CLASS
SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment  securities.  Each fund pays  distributions from net income monthly.  Each fund generally pays  distributions  from realized capital gains, if any, once a year usually in December.  Each fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS        ALL OTHER BRACKETS

Short-term capital gains              Ordinary Income         Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  seven  classes  of  shares  of  Diversified  Bond and
High-Yield through financial intermediaries: Investor Class, A Class, B Class, C
Class, R Class,  Advisor Class and  Institutional  Class.  The shares offered by this prospectus are Investor Class and Institutional Class shares.  Investor and
Institutional Class shares have no up-front or deferred charges,  commissions or
12b-1  fees.   Institutional   Class  shares  are  offered   primarily   through
employer-sponsored   retirement  plans,  or  through  institutions  like  banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights for Diversified  Bond for the fiscal years ended March
31, 2005, 2004, 2003 and 2002 have been audited by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting firm.  Prior years'  information was audited by other  independent  auditors.  The Report of  Independent  Registered
Public  Accounting Firm and the financial  statements are included in the fund's annual report, which is available upon request.

The Financial  Highlights  for  High-Yield  for the fiscal years ended March 31,
2005 and 2004, the five-month fiscal period ended March 31, 2003, and the fiscal year ended October 31, 2002,  have been audited by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting firm.  Prior years'  information was audited by other  independent  auditors.  The fiscal year end for High-Yield was changed from October 31 to March 31. The Report of Independent Registered Public
Accounting  Firm and the financial  statements are included in the fund's annual report, which is available upon request.

DIVERSIFIED BOND FUND
Investor Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
Investor Class

Will insert audited information from 3/31/05.

DIVERSIFIED BOND FUND
Institutional Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
Institutional Class

Will insert audited information from 3/31/05.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE         TICKER     NEWSPAPER LISTING
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   Investor                149               ADFIX          DivBnd

   Institutional           349               ACBPX          DivBnd

--------------------------------------------------------------------------------
HIGH-YIELD

   Investor                101               ABHIX          HighYld

   Institutional           351               ACYIX          HighYld
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575

0507

SH-PRS-43676

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

Diversified Bond Fund
High-Yield Fund

July 29, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS..................................................XX

FUND PERFORMANCE HISTORY..................................................XX

      Diversified Bond Fund...............................................XX

      High-Yield Fund.....................................................XX

FEES AND EXPENSES.........................................................XX

OBJECTIVES, STRATEGIES AND RISKS..........................................XX

      Diversified Bond Fund...............................................XX

      High-Yield Fund.....................................................XX

BASICS OF FIXED-INCOME INVESTING..........................................XX

MANAGEMENT................................................................XX

INVESTING WITH AMERICAN CENTURY...........................................XX

SHARE PRICE AND DISTRIBUTIONS.............................................XX

TAXES.....................................................................XX

MULTIPLE CLASS INFORMATION................................................XX

FINANCIAL HIGHLIGHTS......................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Diversified  Bond seeks a high level of income by investing in non-money  market
DEBT SECURITIES.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

High-Yield seeks high current income. As a secondary  objective,  the fund seeks capital  appreciation,  but only when consistent  with its primary  objective of maximizing current income.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies begins on page XX.

FUND                 PRIMARY INVESTMENTS                    PRINCIPAL RISKS

Diversified Bond     High- and medium-grade               Interest rate, credit
                     non-money market debt securities     and prepayment risk

High-Yield           Lower-rated corporate                Credit, liquidity and
                     debt securities                      interest rate risk

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

DIVERSIFIED BOND FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the  performance  of  Diversified  Bond's  Advisor
Class shares for each full calendar year in the life of the class.  It indicates the volatility of the fund's  historical  returns from year to year. The returns of Diversified Bond's other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

DIVERSIFIED BOND FUND -- ADVISOR CLASS(1)

2004        2.95%
2003        3.76%
2002        7.96%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR THE ADVISOR CLASS WAS XX%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                HIGHEST                   LOWEST

Diversified Bond                3.78% (3Q 2002)           -2.71% (2Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of Diversified Bond's
Advisor Class shares calculated three different ways. Additional tables show the average annual total returns of Diversified  Bond Fund's A, B and C Class shares calculated  before the impact of taxes.  Because the R Class of Diversified Bond was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND

Return Before Taxes                                   2.95%        4.47%

Return After Taxes on Distributions                   1.58%        2.87%

Return After Taxes on Distributions
  and Sale of Fund Shares                             1.99%        2.89%

Lehman Brothers U. S. Aggregate Index                 4.34%        5.80%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR DIVERSIFIED BOND ADVISOR CLASS IS DECEMBER 2, 2001.

(2)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

A CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND(2)

Return Before Taxes                                   -1.71%       1.02%

Lehman Brothers U. S. Aggregate Index                  4.34%       4.36%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR DIVERSIFIED BOND A CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND(2)

Return Before Taxes                                   -1.82%       0.68%

Lehman Brothers U. S. Aggregate Index                  4.34%       4.36%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR DIVERSIFIED BOND B CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND

Return Before Taxes                                   2.18%        2.84%

Lehman Brothers U. S. Aggregate Index                 4.34%        4.36%
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR DIVERSIFIED BOND C CLASS IS JANUARY 31, 2003.

HIGH-YIELD FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of High-Yield's C Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's  historical  returns from year to year.  The returns of  High-Yield's other classes of shares will differ from the C Class returns shown in the chart, depending on the expenses of those classes.

HIGH-YIELD FUND -- C CLASS(1)

2004       7.03%
2003      19.25%
2002       1.78%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     YEAR-TO-DATE RETURN FOR C CLASS WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                 LOWEST

High-Yield                       6.04% (2Q 2003)        -2.21% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following  table shows the average  annual total returns of  High-Yield's  C
Class shares calculated three different ways. Additional tables show the average annual total  returns of the fund's  Advisor,  A and B Class  shares  calculated before  the  impact  of  taxes.  Because  the R Class of  High-Yield  was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns  are shown only for C Class  shares.  After-tax  returns for other share classes will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
HIGH-YIELD

Return Before Taxes                                  7.03%         8.86%

Return After Taxes on Distributions                  4.63%         6.18%

Return After Taxes on Distributions
  and Sale of Fund Shares                            4.50%         5.92%

CSFB High-Yield Index II                            11.95%        13.50%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR HIGH-YIELD C CLASS IS DECEMBER 10, 2001.

(2)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
HIGH-YIELD(2)

Return Before Taxes                                   7.83%        10.16%

CSFB High-Yield Index II                             11.95%        14.66%(3)
  (reflects no deduction for fees, expenses or taxes)

(1)  THE INCEPTION DATE FOR HIGH-YIELD ADVISOR CLASS IS MARCH 8, 2002.

(2)  CLASS RETURNS WOULD HAVE BEEN LOWER IF AMERICAN CENTURY HAD NOT VOLUNTARILY
     WAIVED ALL OR A PORTION OF THE SERVICE AND  DISTRIBUTION  FEES DURING THESE
     PERIODS.

(3)  SINCE  FEBRUARY 28, 2002,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

A CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
HIGH-YIELD(2)

Return Before Taxes                                   3.00%        10.90%

CSFB High-Yield Index II                             11.95%        18.94%
  (reflects no deduction for fees, expenses or taxes)

(1)  THE INCEPTION DATE FOR HIGH-YIELD A CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
HIGH-YIELD(2)(3)

Return Before Taxes                                   3.03%        10.87%

CSFB High-Yield Index II                             11.95%        18.94%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR HIGH-YIELD B CLASS IS JANUARY 31, 2003.

(2)  CLASS RETURNS WOULD HAVE BEEN LOWER IF AMERICAN CENTURY HAD NOT VOLUNTARILY
     WAIVED ALL OR A PORTION OF THE SERVICE AND  DISTRIBUTION  FEES DURING THESE
     PERIODS.

(3)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           A          B          C          R       ADVISOR
                                         CLASS      CLASS      CLASS      CLASS      CLASS

Maximum Sales Charge (Load) Imposed      4.50%      None        None       None       None
  on Purchases (as a percentage of
  offering price)

Maximum Deferred Sales Charge (Load)    None(1)   5.00%(2)    1.00%(3)     None       None
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering price
  or redemption proceeds for A
  and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT  DEFERRED  SALES  CHARGE OF 1.00% IF THE  PURCHASE  IS  REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                     TOTAL ANNUAL
                     MANAGEMENT    DISTRIBUTION AND       OTHER      FUND OPERATING
                     FEE(1)        SERVICE (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   A Class            0.62%         0.25%(2)           0.01%(3)      0.88%

   B Class            0.62%         1.00%(2)           0.01%(3)      1.63%

   C Class            0.62%         1.00%(2)           0.01%(3)      1.63%

   R Class            0.62%         0.50%(2)           0.01%(4)      1.13%

   Advisor Class      0.37%         0.50%(5)           0.01%(3)      0.88%

--------------------------------------------------------------------------------
HIGH-YIELD

   A Class            0.87%         0.25%(2)           0.01%(3)      1.13%

   B Class            0.87%         1.00%(2)           0.01%(3)      1.88%

   C Class            0.87%         1.00%(2)           0.01%(3)      1.88%

   R Class            0.87%         0.50%(2)           0.01%(4)      1.38%

   Advisor Class      0.62%         0.50%(5)           0.01%(3)      1.13%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND OTHER  SHAREHOLDER  SERVICES FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE XX.

(3)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(4)  OTHER   EXPENSES  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  TRUSTEES AND THEIR LEGAL  COUNSEL,  AS WELL AS  INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.01% FOR THE CURRENT FISCAL YEAR.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative Fees, PAGE XX.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Diversified Bond

   A Class                   $536          $717         $914           $1,482

   B Class                   $565          $811         $981           $1,720

   C Class                   $165          $511         $881           $1,918

   R Class                   $115          $358         $620           $1,368

   Advisor Class             $90           $280         $486           $1,080

--------------------------------------------------------------------------------
High-Yield

   A Class                   $560          $792         $1,042         $1,756

   B Class                   $590          $887         $1,109         $1,989

   C Class                   $190          $587         $1,009         $2,181

   R Class                   $140          $435         $751           $1,647

   Advisor Class             $115          $358         $620           $1,368

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                             1 YEAR       3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Diversified Bond

   A Class                   $536          $717         $914           $1,482

   B Class                   $165          $511         $881           $1,720

   C Class                   $165          $511         $881           $1,918

   R Class                   $115          $358         $620           $1,368

   Advisor Class             $90           $280         $486           $1,080

--------------------------------------------------------------------------------
High-Yield

   A Class                   $560          $792         $1,042         $1,756

   B Class                   $190          $587         $1,009         $1,989

   C Class                   $190          $587         $1,009         $2,181

   R Class                   $140          $435         $751           $1,647

   Advisor Class             $115          $358         $620           $1,368

OBJECTIVES, STRATEGIES AND RISKS

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified  Bond seeks a high level of income by investing in non-money  market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified  Bond invests at least 80% of its assets in high- and  medium-grade, non-money market debt securities. These securities, which may be payable in U.S.
or  foreign  currencies,  may  include  corporate  bonds and  notes,  government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE  securities,  those that have  been  rated  in  one of the  top  four  credit  quality  categories  by an independent  rating  agency.  However,  up to 15% of the  fund's  assets  may be invested in securities  rated in the  fifth-highest  category by an  independent rating  agency,  or  determined  to be of  comparable  quality  by the  advisor.
Corporations  usually issue these securities to finance  existing  operations or expand their businesses.

               AN  INVESTMENT-GRADE  SECURITY  IS ONE THAT HAS BEEN  RATED BY AN
          INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR
          DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.  DETAILS
          OF THE FUND'S CREDIT QUALITY  STANDARDS ARE DESCRIBED IN THE STATEMENT
          OF ADDITIONAL INFORMATION.

The fund may invest in securities  issued or guaranteed by the U.S. Treasury and certain U.S.  government  agencies or  instrumentalities  such as the Government
National  Mortgage  Association  ("Ginnie Mae").  Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other  U.S.  government  agencies  or  instrumentalities,  such  as the  Federal
National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan Mortgage
Corporation  ("Freddie  Mac"),  and the Federal Home Loan Bank  ("FHLB") are not
guaranteed by the U.S. Treasury or supported by the full faith and credit of the
U.S. government.  However,  they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the portfolio managers may adopt a shorter  portfolio  maturity  in order to reduce  the effect of bond price  declines on the fund's value.  When  interest  rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information  about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page XX.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When  interest  rates change,  Diversified  Bond's share value will be affected.
Generally,  when interest rates rise,  the fund's share value will decline.  The opposite  is true  when  interest  rates  decline.  This  interest  rate risk is generally  higher for Diversified Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although  most  of  the  securities  purchased  by the  fund  are  quality  debt securities  at the time of  purchase,  the fund may invest part of its assets in securities rated in the lowest  investment-grade  category (e.g., BBB) and up to
15% of its assets in securities  rated in the fifth  category  (e.g.,  BB). As a result, the fund has some credit risk.  Although their securities are considered investment  grade,  issuers of BBB-rated  securities  (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of  higher-rated  securities.  Issuers of BB-rated  securities (and securities of similar  quality) are considered  even more  vulnerable to adverse business,  financial or economic  conditions  that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt  securities  backed by  mortgages  or assets such as credit card receivables.  These underlying obligations may be prepaid, as when a homeowner  refinances a mortgage to take advantage of declining  interest rates.
If so, the fund must reinvest  prepayments at current  rates,  which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining  interest  rates than funds of similar  maturity that invest less heavily in mortgage- and asset-backed securities.

Diversified  Bond may invest in the  securities  of foreign  companies.  Foreign securities can have certain  unique risks,  including  fluctuations  in currency exchange rates, unstable political and economic structures, reduced availability of  public  information,  and  the  lack  of  uniform  financial  reporting  and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general,  funds that have higher  potential  income have higher potential loss.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its objective.

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  invests in  HIGH-YIELD  corporate  and other debt  securities  with an emphasis on securities that are rated below investment grade.

               A  HIGH-YIELD  SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
          HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED  STATISTICAL RATING
          ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO BE OF SIMILAR
          QUALITY.  DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED
          IN THE STATEMENT OF ADDITIONAL INFORMATION.

Under normal market  conditions,  the portfolio  managers will maintain at least
80% of the fund's  total  assets in  high-yield  corporate  bonds and other debt instruments (including  income-producing  convertible and preferred securities).
The remaining  assets may be invested in common  stocks or other  equity-related securities.  The fund buys securities that are below investment grade, including so-called junk bonds.  Issuers of these  securities  often have short  financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers.  Under normal market  conditions,  the fund may invest up to
20% of its  assets,  and for  temporary  defensive  purposes,  up to 100% of its assets, in short-term money market instruments and U.S.  government  securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no  average  maturity  limitations,  but it  typically  invests  in intermediate-term and long-term debt securities.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's  investments often have high credit risk, which helps the fund pursue a  higher  yield  than  more  conservatively  managed  bond  funds.  Issuers  of high-yield  securities are more vulnerable to real or perceived economic changes
(such as an economic  downturn or a prolonged  period of rising interest rates), political changes or adverse developments  specific to the issuer. These factors may be more  likely to cause an issuer of  low-quality  bonds to  default on its obligation to pay the interest and principal due under its securities.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's  interest  rate risk is  generally  higher  than for funds  with  shorter weighted average maturities, such as money market and short-term bond funds. See the  discussion  on page XX for more  information  about the effects of changing interest rates on the fund's portfolio.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

High-Yield  can  invest  up to  40% of  its  assets  in  securities  of  foreign
companies.   Foreign  securities  can  have  certain  unique  risks,   including
fluctuations  in  currency  exchange  rates,  unstable  political  and  economic structures,  reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
In general, funds that have higher potential income have higher potential loss.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                         AMOUNT OF        PERCENT OF    REMAINING     WEIGHTED
                         SECURITY OWNED   PORTFOLIO     MATURITY     MATURITY

Debt Security A          $100,000         25%            4 years        1 year

Debt Security B          $300,000         75%           12 years        9 years

WEIGHTED AVERAGE MATURITY                                              10 YEARS

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                 $100.00              $99.06                 -0.94%

3 years                $100.00              $97.38                 -2.62%

10 years               $100.00              $93.20                 -6.80%

30 years               $100.00              $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some level of risk to the  funds.  To learn more  about  these  techniques,  you
should  review  the  statement  of  additional   information  before  making  an
investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about the funds'  operations.  Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management fee for each class of shares of the fund is determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.  Diversified Bond and High-Yield's
R Class will pay the advisor a unified  management  fee of 1.00% of its pro rata share of the first $500  million of the strategy  assets,  0.95% of its pro rata share of the next $500  million of the  strategy  assets,  0.90% of its pro rata share of the next $4  billion of the  strategy  assets and 0.85% of its pro rata share over $5 billion of the strategy assets.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses.
A portion of each  fund's  management  fee may be paid by the fund's  advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED MARCH 31, 2005    A CLASS   B CLASS   C CLASS    R CLASS   ADVISOR CLASS

Diversified Bond                            0.62%     0.62%     0.62%      N/A(1)      0.37%

High-Yield                                  0.87%     0.87%     0.87%      N/A(1)      0.62%

(1)  The R Class of Diversified Bond and High-Yield had not commenced operations as of March 31, 2005.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the funds. As such, they are ultimately  responsible for security  selection and portfolio  construction  for the funds,  as well as  compliance  with stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the fund.

DIVERSIFIED BOND

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income and Senior Vice President,
has been a member of the team since the fund's  inception in December  2001.  He joined American Century in May 1991 as a portfolio manager.  He became the Chief
Investment  Officer - Fixed Income in July 2001.  He has a bachelor's  degree in economics  from Boston  University  and an MBA in finance from the University of
Delaware.

ROBERT V. GAHAGAN

Mr.  Gahagan,  Senior Vice President and Senior  Portfolio  Manager,  has been a member of the team  since the  fund's  inception  in  December  2001.  He joined
American Century in 1983 and became a portfolio  manager in January 1991. He has a bachelor's  degree in economics  and an MBA from the  University of Missouri -
Kansas City.

JEFFREY L. HOUSTON

Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since the fund's inception in December 2001. He joined American Century in November  1990 and became a portfolio  manager in 1994.  He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  joining  American  Century in  October  2003.  Prior to joining
American  Century,  he was an investment  officer with CalPERS from July 2002 to
September 2003 and director of portfolio  management at TIAA-CREF from June 1994 to April 2002. He has a bachelor's  degree in economics  from the  University of
California - Berkeley and an MBA from the  University  of Michigan.  He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since the fund's  inception in December 2001. He joined American Century in 1987 and became a portfolio  manager in January 1996.  He has a bachelor's  degree in mathematics/statistics and an MBA from the University of California - Berkeley.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio  Manager,  has been a member of the team since the fund's  inception  in December  2001.  He joined  American  Century in
February  1996 and  became a  portfolio  manager  in  September  1997.  He has a bachelor's  degree in marketing from Loyola  Marymount  University and an MBA in finance from Creighton University.

HIGH-YIELD

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since the fund's inception in September 1997. He joined American Century in July
1996 and became a portfolio  manager in November 2001. He has a B.S. in business
administration   (finance   concentration)  from  California  Polytechnic  State
University  - San Luis Obispo.  He is a Certified  Public  Accountant  and a CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The funds  offer the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most  appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                     B CLASS

Initial sales charge(1)                     No initial sales charge

Generally no CDSC(2)                        Contingent deferred sales charge
                                            on redemptions within six years

12b-1 fee of 0.25%                          12b-1 fee of 1.00%

No conversion feature                       Convert to A Class shares eight
                                            years after purchase

Generally more appropriate                  Aggregate purchases limited to
amounts for long-term investors             less than $100,000

C CLASS                                     ADVISOR CLASS AND R CLASS

No initial sales charge                     No initial sales charge

Contingent deferred sales charge on         No contingent deferred sales
charge redemptions within 12 months

12b-1 fee of 1.00%                          12b-1 fee of 0.50% (3)

No conversion feature                       No conversion feature

Aggregate purchases limited to amounts      Generally offered through qualified
less than $1,000,000; generally more        retirement plans and other
appropriate for short-term investors        fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME  PURCHASES.  THERE IS NO CHARGE FOR
     PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3)  WHILE THE  ADVISOR  CLASS AND R CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE XX FOR MORE DETAILS..

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the minimum  initial  investments  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of A, B or C Class shares,  a hyperlink will take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                            SALES CHARGE     SALES CHARGE      AMOUNT PAID TO
                            AS A % OF        AS A % OF NET     FINANCIAL ADVISOR AS
PURCHASE AMOUNT             OFFERING PRICE   AMOUNT INVESTED   A % OF OFFERING PRICE

Less than $50,000               4.50%            4.71%             4.00%

$50,000 - $99,999               4.50%            4.71%             4.00%

$100,000 - $249,999             3.50%            3.63%             3.00%

$250,000 - $499,999             2.50%            2.56%             2.00%

$500,000 - $999,999             2.00%            2.04%             1.75%

$1,000,000 - $3,999,999         0.00%            0.00%             1.00%(1)

$4,000,000 - $9,999,999         0.00%            0.00%             0.50%(1)

$10,000,000 or more             0.00%            0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of B Class shares,  the amount paid to your financial advisor is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales charge  (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING        CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                 5.00%

2nd year                 4.00%

3rd year                 3.00%

4th year                 3.00%

5th year                 2.00%

6th year                 1.00%

After 6th year           None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the current market value at  redemption,  whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59-1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares  of a fund for  shares  of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The funds have authorized  certain FINANCIAL  INTERMEDIARIES to accept orders on the funds'  behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment  securities.  Each fund pays  distributions from net income monthly.  Each fund generally pays  distributions  from realized capital gains, if any, once a year usually in December.  Each fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  seven  classes  of  shares  of  Diversified  Bond and
High-Yield through financial intermediaries: A Class, B Class, C Class, R Class,
Advisor Class,  Investor Class and  Institutional  Class.  The shares offered by this  prospectus  are A, B, C, R and  Advisor  Class  shares,  which are offered primarily through  employer-sponsored  retirement plans or through  institutions like investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds'  assets,  which not vary by class.  Different  fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as described  herein,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class,  and  0.50%  for  Advisor  Class  and R  Class  to the  distributor.  The distributor  may use  these  fees to pay for  certain  ongoing  shareholder  and
administrative   services  and  for   distribution   services,   including  past
distribution  services.  Under the Advisor Class Plan,  the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing  shareholder and  administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers and insurance companies that make the classes available.  Because these fees are used to pay for  services  that are not  related  to  prospective sales of the funds,  each class will  continue to make  payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing  basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.  The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans  and their  terms,  see  MULTIPLE  CLASS  STRUCTURE  in the  statement  of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
R  Class  shares  for  Diversified  Bond  and  High-Yield  are  new,   financial
information is not available for this class.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights for Diversified  Bond for the fiscal years ended March
31, 2005, 2004, 2003 and 2002 have been audited by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting firm.  Prior years'  information was audited by other  independent  auditors.  The Report of  Independent  Registered
Public  Accounting Firm and the financial  statements are included in the fund's annual report, which is available upon request.

The Financial  Highlights  for  High-Yield  for the fiscal years ended March 31,
2005 and 2004, the five-month fiscal period ended March 31, 2003, and the fiscal year ended October 31, 2002,  have been audited by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting firm.  Prior years'  information was audited by other  independent  auditors.  The fiscal year end for High-Yield was changed from October 31 to March 31. The Report of Independent Registered Public
Accounting  Firm and the financial  statements are included in the fund's annual report, which is available upon request.

DIVERSIFIED BOND FUND
A Class

Will insert audited information from 3/31/05.

DIVERSIFIED BOND FUND
B Class

Will insert audited information from 3/31/05.

DIVERSIFIED BOND FUND
C Class

Will insert audited information from 3/31/05.

DIVERSIFIED BOND FUND
R Class

Will insert audited information from 3/31/05.

DIVERSIFIED BOND FUND
Advisor Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
A Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
B Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
C Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
R Class

Will insert audited information from 3/31/05.

HIGH-YIELD FUND
Advisor Class

Will insert audited information from 3/31/05.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE       TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
DIVERSIFIED BOND

   A Class                 119             CDBAX           DivBnd

   B Class                 319             CDBBX           DivBnd

   C Class                 449             CDBCX           DivBnd

   R Class                 XX              XX              DivBnd

   Advisor Class           749             ADFAX           DivBnd
--------------------------------------------------------------------------------
HIGH-YIELD

   A Class                 111             ACYAX           HighYld

   B Class                 301             ACYBX           HighYld

   C Class                 401             AHDCX           HighYld

   R Class                 XX              XX              HighYld

   Advisor Class           801             AHYVX           HighYld
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507

SH-PRS-43677

                                                                   July 29, 2005

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY INVESTMENT TRUST

Diversified Bond Fund
High-Yield Fund
Inflation Protection Bond Fund
Premium Money Market Fund
Prime Money Market Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED JULY 29, 2005,  BUT IS NOT A  PROSPECTUS.  THE  STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

THE FUNDS' HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a  Massachusetts  business trust on June 16, 1993.
Until January  1997, it was known as Benham  Investment  Trust.  Throughout  the statement of additional  information,  we refer to American  Century  Investment
Trust as the Trust.

For accounting and  performance  purposes,  the Premium Money Market fund is the post-reorganization  successor  to  the  Premium  Capital  Reserve  and  Premium
Government  Reserve funds, the Diversified Bond fund is the  post-reorganization successor  to the Premium  Bond,  Intermediate-Term  Bond and Bond funds and the
High-Yield fund is the post-reorganization successor to the old High-Yield fund.
All  references  to fees and expenses  paid by the Premium Money Market fund and the  Diversified  Bond fund for the fiscal  year ended March 31,  2002,  include amounts paid by the Premium  Capital  Reserve  fund,  and the Premium Bond fund, respectively.  All references to fees and expenses paid by the  High-Yield  fund for the fiscal year ended  October 31, 2002,  represent  amounts paid by the old
High-Yield fund.

Each fund  described in this  statement of additional  information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                             TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND

   Investor Class                      ADFIX                     12/03/2001

   Institutional Class                 ACBPX                     04/01/1993

   A Class                             CDBAX                     01/31/2003

   B Class                             CDBBX                     01/31/2003

   C Class                             CDBCX                     01/31/2003

   R Class                             N/A                       07/29/2005

   Advisor Class                       ADFAX                     12/03/2001

HIGH-YIELD FUND

   Investor Class                      ABHIX                     09/30/1997

   Institutional Class                 N/A                       08/02/2004

   A Class                             ACYAX                     01/31/2003

   B Class                             ACYBX                     01/31/2003

   C Class                             AHDCX                     12/10/2001

   R Class                             N/A                       07/29/2005

   Advisor Class                       AHYVX                     03/08/2002

INFLATION PROTECTION BOND FUND

   Investor Class                      N/A                       05/31/2005

   Institutional Class                 N/A                       05/31/2005

   A Class                             N/A                       05/31/2005

   B Class                             N/A                       05/31/2005

   C Class                             N/A                       05/31/2005

   R Class                             N/A                       05/31/2005

PREMIUM MONEY MARKET FUND

   Investor Class                      TCRXX                     04/01/1993

PRIME MONEY MARKET FUND

   Investor Class                      BPRXX                     11/17/1993

   A Class                             APMXX                     01/31/2003

   B Class                             BPMXX                     01/31/2003

   C Class                             ARCXX                     05/07/2002

   Advisor Class                       ACAXX                     08/28/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  8.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussion  contained  in the prospectuses.

Diversified  Bond and  High-Yield  are  diversified as defined in the Investment
Company Act of 1940.  Diversified  means that,  with respect to 75% of its total assets,  a fund  will  not  invest  more  than  5% of its  total  assets  in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).

Inflation Protection Bond is a nondiversified fund.  Nondiversified means that a fund  may  invest a  greater  portion  of its  assets  in a  smaller  number  of securities  than  a  diversified  fund.  Although  Inflation  Protection  Bond's portfolio manager expects that it will ordinarily  satisfy the requirements of a diversified fund, its nondiversified  status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Premium Money Market and Prime Money Market operate  pursuant to Rule 2a-7 under the  Investment  Company Act of 1940 which  permits the  valuation  of portfolio securities on the basis of amortized  cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.

Rule 2a-7 also  provides  regulatory  guidelines on quality and maturity for the money market  funds'  investments,  which are designed to help maintain a stable
$1.00 share price. In particular, Premium Money Market and Prime Money Market:

(1)  buy only U.S.  dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less);

(2)  maintain a dollar-weighted  average portfolio  maturity of 90 days or less;
     and

(3)  restrict their  investments to high-quality  obligations  determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1)  a U.S. government obligation;

(2)  rated  within  the  two  highest  rating  categories  for  short-term  debt obligations  by at  least  two  nationally  recognized  statistical  rating organizations (or one if only one has rated the obligation);

(3)  issued by an issuer rated  within the two highest  rating  categories  with respect to a class of short-term debt obligations; or

(4)  an  unrated  obligation  judged  by the  advisor,  pursuant  to  guidelines established by the Board of Trustees, to be of comparable quality.

The fund  managers of Prime Money Market and Premium  Money Market intend to buy only obligations designated as first-tier securities as defined by the SEC; that is,  securities  with the highest  rating or unrated  securities  of  comparable quality.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year:

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described below. Subject to the specific  limitations  applicable to a fund, the fund  management  teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 beginning on page XX, when such a course  is  deemed  appropriate  in order to  pursue a fund's  investment objective.

Premium Money Market and Prime Money Market have obtained private insurance that partially protects them against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these  instruments.  Although the funds will be charged premiums by an insurance company  for  coverage  of  specified  types of losses  related  to  default  or bankruptcy on certain  securities,  the funds may incur losses regardless of the insurance.  The  insurance  does not  guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

PRIME MONEY MARKET AND PREMIUM MONEY MARKET

The funds buy high-quality  (first-tier),  U.S.  dollar-denominated money market instruments and other short-term  obligations of banks,  governments,  insurance companies and corporations.  Some of the funds' possible  investments are listed in the following  table.  The obligations  referenced in the table and the risks associated  with  investing in them are described in INVESTMENT  STRATEGIES  AND
RISKS, which begins on page 8.

ISSUERS                              TYPES OF OBLIGATIONS
---------------------------------------------------------------------------------

Domestic and foreign financial       Negotiable certificates of deposit, bankers'
institutions (e.g., banks,           acceptances, bank notes, funding agreements,
broker-dealers, insurance            and commercial paper
companies, leasing and financing     (including floating-rate securities)
corporations)

Domestic and foreign                 Commercial paper and short-term
nonfinancial corporations            corporate debt obligations (including
                                     fixed- and variable-rate notes and bonds)

U.S. government and its agencies     U.S. Treasury bills, notes, bonds and
and instrumentalities                U.S. government agency obligations
                                     (including floating-rate agency securities)

Foreign governments and their        Commercial paper and discount notes
agencies and instrumentalities       (including floating-rate agency securities)

Under  normal  market  conditions,  25% or more of the funds'  total  assets are invested in obligations of issuers in the financial services industry.

All portfolio holdings are limited to those that, at the time of purchase,  have
received  a  rating  from  two   nationally   recognized   statistical   ratings
organizations,  or if rated by only one  agency,  from that one, in one of their two highest  short-term  categories  (including any  subcategories or gradations indicating  relative  standing),  or if they have no  short-term  rating  are of comparable  quality  to  such  a  rated  security,  as  determined  pursuant  to procedures adopted by the fund's Board of Trustees.

DIVERSIFIED BOND

Diversified  Bond seeks a high level of income by investing in non-money  market debt  securities.  Under normal market  conditions,  at least 80% of Diversified
Bond's assets will be invested in high- and  medium-grade  non-money market debt securities. Shorter-term debt securities round out the portfolio.

There  are no  maturity  restrictions  on the  individual  securities  in  which
Diversified  Bond may invest,  but the weighted  average  maturity of the fund's portfolio must be 3.5 years or longer.

Subject to the aggregate  portfolio  maturity  minimums,  the fund managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.

During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce  the effect of bond price  declines  on the fund's net asset  value.  When  interest  rates are falling and bond prices  rising,  a longer weighted average portfolio maturity may be adopted.

To achieve its objective, Diversified Bond may invest in a diversified portfolio of high- and  medium-grade  debt  securities  payable in both U.S.  and  foreign currencies.  The fund may invest in securities  that at the time of purchase are rated  by a  nationally  recognized  statistical  rating  organization,  such as
Moody's Investor Services (Moody's) and Standard & Poor's (S&P), as follows:

EXAMPLES OF MINIMUM RATINGS

TYPE OF SECURITY            GENERAL CREDIT LIMIT         MOODY'S         S&P
--------------------------------------------------------------------------------
Short-term notes            two highest categories       MIG-2           SP-2

Corporate, sovereign
and municipal bonds         five highest categories      Ba              BB

Other types                 two highest categories       P-2             A-2

The fund also may invest in unrated  securities if the fund  managers  determine that  they are of  equivalent  credit  quality.  The fund  also  may  invest  in derivative  instruments such as options,  futures contracts,  options on futures contracts,  and swap agreements  (including,  but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Corporate,  sovereign  and  municipal  bonds  that  the  fund  may  buy  include securities  rated in the  fifth  highest  rating  category,  which  are known as
Omedium-grade  securities.O  Medium-grade  securities are somewhat  speculative.
While adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity to pay interest  and repay  principal by issuers of fourth-category-rated  securities (Moody's Baa, S&P's BBB), this sensitivity and  exposure  to adverse or  changing  economic  conditions  is  heightened  in fifth-category-rated  (Moody's Ba,  S&P's BB)  securities.  The fund may not invest more than 15% of its total assets in securities  rated Ba or BB (or their equivalent).

Diversified  Bond may  invest in U.S.  dollar-denominated  securities  issued or guaranteed  by the  U.S.  government  and its  agencies  and  instrumentalities.
Specifically, it may invest in (1) direct obligations of the United States, such as Treasury  bills,  notes and bonds,  which are supported by the full faith and credit of the United States;  and (2)  obligations  (including  mortgage-related securities) issued or guaranteed by agencies and  instrumentalities  of the U.S.
government.  These  agencies  and  instrumentalities  may  include,  but are not limited to, the  Government  National  Mortgage  Association,  Federal  National
Mortgage  Association,  Federal  Home Loan  Mortgage  Corporation,  Student Loan
Marketing  Association,  Federal Farm Credit Banks,  Federal Home Loan Banks and
Resolution  Funding  Corporation.  The  securities of some of these agencies and instrumentalities,  such as the Government  National Mortgage  Association,  are guaranteed  as to  principal  and  interest  by the  U.S.  Treasury,  and  other securities  are  supported by the right of the issuer,  such as the Federal Home
Loan Banks,  to borrow from the Treasury.  Other  obligations,  including  those issued by the Federal  National  Mortgage  Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

HIGH-YIELD

The fund seeks high current  income by investing in a  diversified  portfolio of high-yield corporate bonds and other debt securities. The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater  credit risk and  consequently  offer higher yield.  The fund also may purchase

o  government securities

o  zero-coupon, step-coupon and pay-in-kind securities

o  convertible securities

o  loan interests

o  common stock or other equity-related securities

o  short-term securities

Up to 40% of the fund's assets may be invested in foreign  securities.  The fund also may purchase and sell interest rate futures  contracts and related options.
See FUTURES AND OPTIONS, page 22.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The securities purchased by the fund generally will be rated in the lower rating categories  of  recognized  rating  agencies,  as  low as C by  Moody's  or D by
S&P,  or will be unrated  securities  that the managers  deem of  comparable quality.  The  fund may hold  securities  with  higher  ratings  when the  yield differential between low-rated and higher-rated  securities narrows and the risk of loss may be reduced  substantially  with only a relatively small reduction in yield.

INFLATION PROTECTION BOND

Inflation  Protection  Bond  pursues its  investment  objective  by investing in inflation-linked  debt securities,  including U.S. Treasury  securities that are backed  by the full  faith and  credit of the U.S.  government  and  indexed  or otherwise  structured  by  the  U.S.  Treasury  to  provide  protection  against inflation. Inflation-linked securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-linked  securities issued by U.S.  government agencies and  instrumentalities  other than the U. S.
Treasury. In addition, the fund may invest in inflation-linked securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities,  (including domestic and foreign corporations and foreign governments).

Inflation  Protection Bond also may invest in securities that are not indexed to inflation for liquidity  and total return  purposes,  or if at any time the fund managers believe there is an inadequate  supply of appropriate  inflation-linked securities  in which to  invest  or when  such  investments  are  required  as a temporary defensive measure. Such investments may include other investment-grade debt securities,  including mortgage-backed and asset-backed securities, whether issued by the U.S. government,  its agencies or instrumentalities,  corporations or other non-governmental issuers. The fund may invest in securities denominated in foreign currencies or in high-yield  securities.  The fund also may invest in
futures  and  options  and  forward  currency  exchange   contracts.   Inflation
Protection  Bond's  portfolio may consist of any combination of these securities consistent with investment  strategies employed by the advisor.  While Inflation
Protection  Bond  seeks to  provide a measure  of  inflation  protection  to its investors,  there is no  assurance  that the fund will  provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity  or  duration  restrictions  for the  securities  in which
Inflation   Protection   Bond  may  invest.   The  U.S.   Treasury   has  issued
inflation-linked  Treasury  securities  with  five-year,  10-year,  20-year  and
30-year maturities.

Inflation  Protection  Bond may be appropriate  for investors who are seeking to protect  all or a part  of  their  investment  portfolio  from  the  effects  of inflation.

Traditional  fixed-principal  notes  and  bonds  pay a stated  return or rate of interest and are redeemed at their par amount.  Inflation during the period that the securities are outstanding will diminish the future  purchasing power of the money invested.  Inflation  Protection Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation  Protection  Bond is designed to pursue  total return using a strategy that seeks to protect against U.S. inflation.  Inflation Protection Bond's yield will  reflect  both the  inflation-adjusted  interest  income and the  inflation adjustment to principal, which are features of inflation-linked  securities. The
current  income   generated  by  Inflation   Protection   Bond  will  vary  with
month-to-month  changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special  investment  risks,  particularly  share price  volatility and
potential   adverse   tax   consequences,    associated   with   investment   in
inflation-linked  securities.  These risks are  described in the section  titled
Investment  Strategies  and  Risks  on page x.  You  should  read  that  section carefully to make sure you  understand the nature of Inflation  Protection  Bond before you invest in the fund.

TABLE 1

An "X" in the table below  indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                        DIVERSIFIED                 INFLATION       PREMIUM        PRIME
                                           BOND     HIGH-YIELD  PROTECTION BOND  MONEY MARKET  MONEY MARKET
------------------------------------------------------------------------------------------------------------

Commercial Paper                             X           X             X              X             X

Bank Obligations                             X           X             X              X             X

U.S. Government Securities                   X           X             X              X             X

Derivative Securities                        X           X             X              X             X

Mortgage-Related Securities                  X           X             X              X             X

Mortgage Dollar Rolls                        X                         X

Asset-Backed Securities                      X           X             X              X             X

Swap Agreements                              X           X             X

Inflation-linked Securities                  X           X             X

Variable- and Floating-Rate Instruments      X           X             X              X             X

Loan Participations                          X           X             X              X             X

Repurchase Agreements                        X           X             X              X             X

Taxable Municipal Obligations                X           X             X              X             X

Portfolio Lending                         33 1/3%     33 1/3%      33 1/3%         33 1/3%       33 1/3%

When-Issued and Forward-                     X           X             X              X             X
  Commitment Agreements

Restricted and Illiquid Securities          15%         15%           15%            10%           10%

Foreign Currency Transactions and
  Forward Exchange Contracts                                           X

Short Sales                                  X           X

Futures & Options                            X           X             X

Forward Currency Exchange Contracts          X           X             X

Other Investment Companies                  10%         10%           10%            10%           10%

Municipal Notes                              X           X             X              X             X

-----------------------------------------------------------------------------------------------------------

TABLE 1
An "X" in the table below  indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                        DIVERSIFIED                 INFLATION       PREMIUM        PRIME
                                           BOND     HIGH-YIELD  PROTECTION BOND  MONEY MARKET  MONEY MARKET
------------------------------------------------------------------------------------------------------------

Municipal Bonds                              X           X             X              X             X

Obligations with Term Puts Attached          X           X             X              X             X

Zero-Coupon and Step-Coupon                  X           X             X              X             X

Pay-in-Kind Securities                                   X

Inverse Floaters                             X           X             X

Loan Interests                               X           X             X

Foreign Securities                           X          40%            X              X             X

Convertible Securities                                   X

Short-Term Securities                        X           X             X              X             X

Equity Equivalents                                       X

Tender Option Bonds                                      X

TRACERS(sm)/TRAINS(sm)                       X           X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  various  investment  vehicles and  techniques  the fund managers  can use in  managing  the funds'  assets.  It also  details  the risks associated with each because each investment  vehicle and technique  contributes to a fund's overall risk profile.

COMMERCIAL PAPER

The  funds may  invest  in  commercial  paper  (CP)  that is issued by  utility, financial,  and industrial  companies,  supranational  organizations and foreign governments  and their agencies and  instrumentalities.  Rating  agencies assign ratings  to CP issuers  indicating  the  agencies'  assessment  of credit  risk.
Investment-grade  CP ratings  assigned by three rating  agencies are provided in the following table.

                        MOODY'S INVESTORS      STANDARD        FITCH INVESTORS
                        SERVICE, INC.          & POOR'S        SERVICE, INC.

Highest Ratings         Prime-1                A-1/A-1+        F-1/F-1+

                        Prime-2                A-2             F-2

                        Prime-3                A-3             F-3

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic  CP is  issued  by  U.S.  industrial  and  finance  companies,  utility companies,  thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial  and finance  companies  and  financial  institutions.  Domestic  and foreign  corporate  issuers  occasionally  have  the  underlying  support  of  a well-known,  highly rated commercial bank or insurance company.  Bank support is provided  in the form of a letter of credit  (an LOC) or  irrevocable  revolving credit  commitment  (an IRC).  Insurance  support is  provided  in the form of a surety bond.

Bank holding  company CP is issued by the holding  companies of many  well-known domestic banks, including Citicorp,  J.P. Morgan Chase & Company and First Union
National  Bank.  Bank holding  company CP may be issued by the parent of a money center or regional bank.

Thrift  CP is  issued  by major  federal  or  state-chartered  savings  and loan associations and savings banks.

Schedule B Bank CP is short-term,  U.S. dollar-denominated CP issued by Canadian subsidiaries  of  non-Canadian  banks  (Schedule  B  banks).  Whether  issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks  equally  with any other  deposit  obligation.
Commercial  paper  issued by  Schedule B banks  provides  an  investor  with the comfort and reduced risk of a direct and unconditional  parental bank guarantee.
Schedule  B  instruments  generally  offer  higher  rates  than  the  short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC),  created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper  to  purchase  receivables  or  other  financial  assets  from one or more corporations  (sellers).  The sellers transfer their interest in the receivables or other financial  assets to the SPC, and the cash flow from the receivables or other  financial  assets is used to pay interest and principal on the commercial paper.  Letters of credit or other forms of credit  enhancement may be available to cover the risk that the cash flow  from the  receivables  or other  financial assets will not be sufficient to cover the maturing commercial paper.

BANK OBLIGATIONS

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD TYPE          ISSUER

Domestic         Domestic offices of U.S. banks

Yankee           U.S. branches of foreign banks

Eurodollar       Issued in London by U.S., Canadian, European and Japanese banks

Schedule B       Canadian subsidiaries of non-Canadian banks

Bankers'  acceptances are used to finance foreign commercial trade.  Issued by a bank with an importer's name on them,  these  instruments  allow the importer to back up its own pledge to pay for  imported  goods with a bank's  obligation  to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured  promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable  bank deposits  maintained for up to seven days at a stated  interest  rate.  These  instruments  may be  withdrawn  on  demand, although early withdrawals may be subject to penalties.

The bank  obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. GOVERNMENT SECURITIES

The funds may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are supported by the direct full faith and credit pledge of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations;  and others are supported only by the credit of the issuing or guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Trustees has approved the advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the  notional  value of the investment.  The policy also  establishes a committee  that must review  certain proposed  purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the board of trustees as necessary.

MORTGAGE-RELATED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES (DIVERSIFIED BOND, HIGH-YIELD
AND INFLATION PROTECTION BOND ONLY)

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be  partially  stripped  so that  each  investor  class  receives  some interest and some principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an  interest-only  security  (IO),  and all of the principal is  distributed  to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest  rates rise and fall,  the value of IOs tends to move in the same  direction as interest  rates.
The cash flows and yields on IO classes are  extremely  sensitive to the rate of principal payments  (including  prepayments) on the related underlying  mortgage assets.  In the  cases of IOs,  prepayments  affect  the  amount  of cash  flows provided to the investor.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, an investor may fail to fully recoup its initial  investment in an IO class of a stripped  mortgage-backed  security, even if the IO class is rated  AAA or Aaa or is  derived  from a full  faith and credit obligation.  However,  because commercial  mortgages are often locked out from prepayment,  or have high prepayment  penalties or a defeasance  mechanism, the prepayment  risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is  perceived  to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

MORTGAGE DOLLAR ROLLS

Diversified  Bond and Inflation  Protection  Bond may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current  month and  simultaneously  contracts to  repurchase similar  securities on a specified  future date.  During the period  between the sale and repurchase (the Oroll periodO), the fund forgoes principal and interest paid  on  the  mortgage-backed  securities.  The  fund  is  compensated  by  the difference  between the current  sales price and the lower forward price for the future purchase  (often  referred to as the OdropO),  as well as by the interest earned on the cash proceeds of the initial sale.  The fund will use the proceeds generated from the transaction to invest in short term investments  and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each  mortgage  dollar  roll  transaction,  a fund  will  cover  the roll by segregating  on its books an  offsetting  cash  position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such  securities  to  determine  that the value  equals or exceeds the  mortgage dollar roll contract price.

A fund could suffer a loss if the contracting  party fails to perform the future transaction  and the fund is  therefore  unable to buy back the  mortgage-backed
securities  it  initially   sold.   The  fund  also  takes  the  risk  that  the
mortgage-backed  securities  that it  repurchases at a later date will have less favorable market characteristics than the securities originally sold.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of  the  loans,  the  financial  institution  providing  any  credit enhancement, and subordination levels.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of Olocking inO attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans by the individual or corporate borrowers.  Although a fund would generally have no recourse  against the entity that  originated  the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

SWAP AGREEMENTS

Diversified  Bond,  High-Yield and Inflation  Protection Bond may invest in swap agreements,  consistent with its investment objective and strategies. A fund may enter  into a swap  agreement  in order to,  for  example,  attempt to obtain or preserve a particular  return or spread at a lower cost than  obtaining a return or spread  through  purchases  and/or  sales of  instruments  in other  markets;
protect  against  currency  fluctuations;  attempt to manage duration to protect against any increase in the price of securities the fund anticipates  purchasing at a later date; or gain exposure to certain  markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  OswapO  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  OswappedO  between the parties are  generally calculated with respect to a Onotional  amount,O i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a ObasketO of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INFLATION-LINKED SECURITIES

Diversified  Bond,   High-Yield  and  Inflation  Protection  Bond  may  purchase inflation-linked  securities  issued  by  the  U.S.  Treasury,  U.S.  government agencies and instrumentalities  other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-linked  securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However,  inflation-linked securities provide this protected return only if held to  maturity.  In  addition,  inflation-linked  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-linked  securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund  holding  these  securities  will fall.  Investors  in the funds should be prepared to accept not only this share price  volatility  but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease.  If any of these possibilities are realized,  a fund's net asset value could be negatively affected.

INFLATION-LINKED TREASURY SECURITIES

Inflation-linked  U.S. Treasury  securities are U.S. Treasury  securities with a
final  value  and  interest   payment  stream  linked  to  the  inflation  rate.
Inflation-linked  U.S. Treasury  securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.

Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment  backed by the full faith and credit of the U.S.  government  that provides  a return in excess of the rate of  inflation.  These  securities  were first sold in the U.S. market in January 1997.  Inflation-linked  U.S.  Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION  INDEX - The principal  value of  inflation-linked  U.S.
Treasury  securities  will be  adjusted  to  reflect  changes  in the  level  of inflation.  The index for measuring the inflation rate for inflation-linked U.S.
Treasury  securities is the non-seasonally  adjusted U.S. City Average All Items
Consumer Price for All Urban Consumers  Index  (Consumer Price Index)  published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-linked  principal value.  The coupon rate for the semiannual  interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive  bids in the auction).  The coupon rate will likely reflect real yields  available in the
U.S.  Treasury market;  real yields are the prevailing  yields on U.S.  Treasury securities with similar maturities, less then-prevailing inflation expectations.
While a reduction  in inflation  will cause a reduction in the interest  payment made on the  securities,  the  repayment  of  principal  at the  maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING  METHODOLOGY - The principal value of  inflation-linked  U.S.  Treasury securities will be indexed, or adjusted,  to account for changes in the Consumer
Price Index.  Semiannual  coupon interest  payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-linked  U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-linked  U.S. Treasury securities  therefore have a potential cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-linked  U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-linked  U.S. Treasury  securities are sold prior to maturity,  capital losses or gains are realized in the same manner as traditional bonds.

Investors  in a fund will receive  dividends  that  represent  both the interest payments and the principal  adjustments of the inflation-linked  securities held in the fund's portfolio.  An investment in a fund may, therefore,  be a means to
avoid  the  cash  flow  mismatch   associated   with  a  direct   investment  in
inflation-linked  securities.  For more information about taxes and their effect on you as an investor in the funds, see TAXES, page 65.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and  instrumentalities  other than the U.S.
Treasury may issue  inflation-linked  securities.  Some U.S. government agencies have  issued  inflation-linked  securities  whose  design  mirrors  that  of the inflation-linked U.S. Treasury securities described above.

OTHER ENTITIES

Entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities  may issue  inflation-linked  securities.  While some entities have  issued  inflation-linked  securities  whose  design  mirrors  that  of the inflation-linked  U.S.  Treasury  securities  described  above,  others  utilize different  structures.  For example, the principal value of these securities may be adjusted  with  reference to the Consumer  Price  Index,  but the  semiannual coupon  interest  payments are made at a fixed  percentage of the original issue principal.  Alternatively,  the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

Variable- and  floating-rate  instruments are issued by corporations,  financial
institutions,    states,    municipalities,    and   government   agencies   and
instrumentalities.

Floating-rate  instruments  have interest rates that change  whenever there is a change in a designated base rate, whereas variable-rate  instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate  instruments  is  ordinarily  determined  by reference to (or as a percentage of) an objective standard,  such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered Rate (LIBOR).

Although  Premium  Money  Market and Prime Money  Market  typically  limit their investments to securities  with remaining  maturities of 397 days or less,  they may invest in  variable-  and  floating-rate  instruments  that have nominal (or stated)  maturities in excess of 397 days,  provided that such  instruments  (1)
have demand features  consistent with regulatory  requirements  for money market funds, or (2) are securities issued by the U.S.  government or a U.S. government agency that meet certain regulatory requirements for money market funds.

LOAN PARTICIPATIONS

Each fund may purchase loan  participations,  which  represent  interests in the cash flow generated by commercial loans. Each loan participation  requires three parties:  a  participant  (or  investor),  a lending  bank and a  borrower.  The investor  purchases a share in a loan  originated  by a lending  bank,  and this participation  entitles  the  investor  to a  percentage  of the  principal  and interest payments made by the borrower.

Loan  participations  are attractive  because they typically offer higher yields than other money market  instruments.  However,  along with these higher  yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In
addition,   the  investor  is  not  a  direct  creditor  of  the  borrower.  The participation represents an interest in assets owned by the lending bank. If the lending bank becomes  insolvent,  the investor  could be considered an unsecured creditor  of the bank  instead of the holder of a  participating  interest  in a
loan.   Because  of  these  risks,  the  manager  must  carefully  consider  the creditworthiness of both the borrower and the lender.

Another concern is liquidity.  Because there is no established  secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate  during the time a fund's  money is  invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  A  fund's  risk is the  seller's  ability  to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit  repurchase  agreement  transactions  to securities issued by the U.S. government, and its agencies and instrumentalities,  and will enter into such  transactions  with those banks and  securities  dealers who are deemed creditworthy by the fund's advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's limit on illiquid securities.

TAXABLE MUNICIPAL OBLIGATIONS

The funds  may  invest  in  taxable  municipal  obligations.  Taxable  municipal obligations are state and local  obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction  or  because  federal  tax  code  limitations  on  the  issuance  of tax-exempt bonds that benefit private entities have been exceeded.  Some typical examples of taxable municipal  obligations  include industrial revenue bonds and economic  development  bonds issued by state or local governments to aid private enterprise.  The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

PORTFOLIO LENDING

In order to realize  additional  income,  the fund  managers may lend  portfolio securities. Such loans may not exceed one-third of a fund's net assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund managers may purchase securities on a when-issued or forward commitment basis in which the  transaction  price and yield are each  fixed at the time the commitment is made, but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  (buy/sell back  transactions),  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While a fund will make commitments to purchase  or sell  securities  with  the  intention  of  actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is  deemed  advisable  as a matter  of  investment  strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

Each fund may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the fund's criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered Orestricted securities,O they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities  is a question of fact for the Board of Trustees to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Trustees is responsible  for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of  Trustees  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is  illiquid.  In such an event,  the fund  managers  will consider  appropriate  remedies to minimize the effect on such fund's liquidity.
Neither  Premium  Money  Market nor Prime  Money  Market will  acquire  illiquid securities if, as a result,  illiquid securities would comprise more than 10% of the value of that fund's net assets.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

Inflation  Protection Bond may conduct foreign  currency  transactions on a spot basis (i.e.,  cash) or forward basis (i.e.,  by entering  into forward  currency exchange  contracts,  currency  options and futures  transactions to purchase or sell foreign  currencies).  Although foreign  exchange dealers  generally do not charge a fee for  such  transactions,  they do  realize  a  profit  based on the difference  between  the prices at which they are  buying  and  selling  various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts.  The fund may also use swap agreements,  indexed  securities, and options and futures  contracts  relating to foreign  currencies for the same purposes.

(1)  Settlement Hedges or Transaction  Hedges.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency  in which the  hedged  securities  are  denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

SHORT SALES (FOR CASH MANAGEMENT PURPOSES ONLY)

Diversified  Bond and High-Yield  may engage in short sales for cash  management purposes  only,  if,  at the time of the short  sale,  the funds own or have the right to acquire  securities  equivalent  in kind and  amount to the  securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the funds' custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with  short  sales,  but a fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

FUTURES AND OPTIONS

Diversified  Bond,  High-Yield  and  Inflation  Protection  Bond may enter  into futures contracts,  options or options on futures contracts.  The funds may not, however,  enter into a futures transaction for speculative purposes.  Generally, futures transactions will be used to:

o    protect against a decline in market value of a fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which a fund generally  invests at a time when a fund is not fully invested
     (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another  party of a specific  security at a specified  future time and price.
The fund  managers  may  engage in futures  and  options  transactions  based on securities  indices  that are  consistent  with a fund's  investment  objective.
Examples of indices  that may be used  include the Bond Buyer Index of Municipal
Bonds for  fixed-income  funds,  or the S&P 500 Index for equity funds.  The managers also may engage in futures and options  transactions  based on specific securities,  such as U.S. Treasury bonds or notes.  Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase  or sale of the  future.  Initially,  a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of a fund's  investment  restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin  account  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income.  Subsequent  payments, called variation margin, to and from the broker will be made on a daily basis as the price of the  underlying  debt  securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes  in  variation  margin are  recorded  by a fund as  unrealized  gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite  position  that will operate to terminate its position in the future. A final  determination of variation margin is then made;
additional  cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures  traders to  substantial  losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Some  funds may write (or sell)  call  options  that  obligate  them to sell (or deliver) the option's underlying  instrument upon exercise of the option.  While the receipt of option premiums would mitigate the effects of price  declines,  a fund  would give up some  ability  to  participate  in a price  increase  on the underlying security. If a fund were to engage in options transactions,  it would own the  futures  contract  at the time a call was  written  and would  keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums;  or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Diversified Bond, High-Yield and Inflation Protection Bond may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts,  currency  options and futures  transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 10.

Forward currency contracts may be used under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so;

(2)  When the fund  managers  believe that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security transaction,  a fund will be able to protect  itself  against a possible  loss  between  trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  A fund will cover  outstanding  forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent  that a fund is not able to cover its forward  currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly  uncertain.  The fund managers do not intend to enter into such contracts on a regular basis. Normally,  consideration of the prospect for  currency  parities  will be  incorporated  into  the  long-term  investment decisions made with respect to overall diversification strategies.  However, the fund  managers  believe that it is important to have  flexibility  to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  the  obligation  to deliver  the  foreign  currency by purchasing an offsetting forward currency contract with the same currency trader obligating  the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange  traded funds  (ETFs),  such as Standard  &
Poor's Depositary Receipts (SPDRs) and the NASDAQ-100  index-tracking ETF (CUBES or QQQQs),  with the same  percentage  limitations  as investments in registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied money in the state's  General Fund,  including the proceeds of revenue anticipation notes issued following  enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet  longer-term  capital  needs.
These securities have two principal  classifications:  general  obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the issuer's  full faith and credit pledge based on its ability to levy taxes for the timely  payment  of  interest  and  repayment  of  principal, although such levies may be  constitutionally  or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and sea port  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial  obligations and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each  fund may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options  or demand  features  permit a fund to  tender  (or put) its bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The fund  managers  expect  that a fund will pay more for  securities  with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity.  When a fund  has  paid  for a put,  the  cost  will be  reflected  as unrealized  depreciation  on the  underlying  security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Trustees.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Each fund may purchase zero-coupon debt securities.  Zero-coupon debt securities do not make regular cash interest  payments,  and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Finally,  the High-Yield  Fund may purchase  pay-in-kind  securities that do not make regular cash interest  payments,  but pay interest  through the issuance of additional  securities.  Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.

Although zero-coupon, pay-in-kind and certain step-coupon securities may not pay current  cash income,  federal  income tax law requires the holder to include in income each year the portion of any original  issue  discount and other  noncash income on such  securities  accrued  during  that year.  In order to continue to qualify for  treatment  as a regulated  investment  company  under the  Internal
Revenue  Code and avoid  certain  excise  tax,  the funds are  required  to make distributions  of any original  issue  discount and other noncash income accrued for each  year.  Accordingly,  the funds may be  required  to  dispose  of other portfolio  securities,  which may occur in periods of adverse market prices,  in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

High-Yield,  Diversified  Bond and  Inflation  Protection  Bond may hold inverse floaters.  An inverse  floater is a type of  derivative  security  that bears an interest rate that moves  inversely to market interest rates. As market interest rates rise,  the interest rate on inverse  floaters  goes down,  and vice versa.
Generally,  this is  accomplished by expressing the interest rate on the inverse floater  as an  above-market  fixed  rate  of  interest,  reduced  by an  amount determined by reference to a market-based  or  bond-specific  floating  interest rate (as well as by any fees associated with  administering  the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOAN INTERESTS

Diversified  Bond,  High-Yield and Inflation  Protection  Bond may purchase loan interests,  which are interests in amounts owed by a corporate,  governmental or other borrower to lenders or lending  syndicates.  Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from
U.S.  and  foreign  banks,  insurance  companies,  finance  companies  or  other financial  institutions  that  have  made  loans  or are  members  of a  lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or  bankruptcy  of the  borrower  and, in the case of participation interests,  involve a risk of insolvency of the agent lending bank or other financial intermediary.  Loan interests are not rated by any nationally recognized  securities  rating  organization  and are, at  present,  not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity.  Because there is no established  secondary market for loan  participations,  the fund's  ability to sell them for cash is limited.
Some  participation  agreements  place  limitations on the  investor's  right to resell the loan participation, even when a buyer can be found.

FOREIGN SECURITIES

High-Yield  may  invest up to 40% of its  assets in the  securities  of  foreign issuers, including foreign governments, when these securities meet its standards of selection.  Diversified Bond may invest an unlimited portion of its assets in such  securities.  Inflation  Protection  Bond may  invest  all of its assets in inflation-linked U.S. dollar denominated foreign securities, or up to 20% of its assets in inflation-linked  non-U.S.  dollar denominated  securities.  Inflation
Protection  Bond may also  invest  up to 20% of its  assets in  non-U.S.  dollar denominated  securities  that are not  inflation-linked.  Securities  of foreign issuers may trade in the U.S. or foreign securities markets.

Premium   Money   Market   and   Prime   Money   Market   may   invest  in  U.S.
dollar-denominated   foreign   securities,   and  may  not  invest  in  non-U.S.
dollar-denominated    foreign    securities.    Currently,    the   only    U.S.
dollar-denominated  foreign  securities  held outside the United States in which
Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England.  As a result,  the funds' exposure to the following foreign investment  risks is expected to be lower than funds that invest more broadly in securities held outside the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

EQUITY EQUIVALENTS

In addition to investing in common stocks, High-Yield may invest in other equity securities and equity equivalents,  including securities that permit the fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the FOREIGN SECURITIES section, page 29, are an example of the type of derivative security in which the fund might invest.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, only High-Yield may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

TRACERS(sm)/TRAINS(sm)

Diversified Bond and High-Yield may invest in TRACERS and TRAINS which represent ownership of a specified  percentage of each  security in an underlying  pool of securities.  Owners are  entitled  to receive a pro rata share of  distributions from  the  underlying  securities.  In  the  event  an  underlying  security  is downgraded by a rating agency,  that portion of the  investment  product will be redeemed and the  underlying  security will be distributed to the owner pro rata or the owner may receive cash  proceeds.  The risk of owning these  products are the same as owning  the  individual  securities,  but enable the fund to be more diversified by owning a single security.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds'  investment  policies,  the party  identified  as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds'  fundamental  investment  policies are listed below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without approval of a majority of the outstanding  votes of a fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior  securities  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment)  in an amount not exceeding 33 1/3%
                              of the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33 1/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio  securities.  Real Estate A fund may not
                              purchase or sell real estate unless  acquired as a
                              result  of  ownership  of   securities   or  other
                              instruments.  This policy shall not prevent a fund
                              from investing in securities or other  instruments
                              backed by real estate or  securities  of companies
                              that  deal in real  estate or are  engaged  in the
                              real estate business.

Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities),  except that the money  market
                              funds  may  invest  more  than 25% of their  total
                              assets in the financial services industry.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.

Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this limitation shall not prohibit a
                              fund  from   purchasing  or  selling  options  and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                       A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry  (except  financial  services  industries for money market funds), provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                       POLICY

Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.

Futures and Options           Diversified   Bond,   High-Yield   and   Inflation
                              Protection  Bond may enter into futures  contracts
                              and write and buy put and call options relating to
                              futures contracts.  A fund may not, however, enter
                              into  leveraged   transactions   if  it  would  be
                              possible  for  the  fund  to lose  more  than  the
                              notional value of the investment. The money market
                              funds may not purchase or sell  futures  contracts
                              or call options. This limitation does not apply to
                              options   attached   to,  or  acquired  or  traded
                              together with,  their underlying  securities,  and
                              does not  apply  to  securities  that  incorporate
                              features similar to options or futures contracts.

Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15% (10% for money market funds) of its net assets
                              would be invested  in  repurchase  agreements  not
                              entitling  the holder to payment of principal  and
                              interest  within seven days, and  securities  that
                              are  illiquid  by virtue  of legal or  contractual
                              restrictions on resale or the absence of a readily
                              available market.

Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.

Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of Diversified Bond and High-Yield are shown in the
Financial  Highlights  tables  in  the  funds'  prospectuses.   Because  of  the
short-term  nature of the money market funds'  investments,  portfolio  turnover rates are not  generally  used to evaluate  their trading  activities.  As a new fund, Inflation Protection Bond does not have Financial Highlights.

For  Diversified  Bond,  High-Yield  and  Inflation  Protection  Bond,  the fund managers  intend to  purchase a given  security  whenever  they  believe it will contribute  to the stated  objective of a particular  fund.  In order to achieve each  fund's  investment  objective,  the  managers  may  sell a given  security regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required  to achieve  the fund's  investment  objective.  As a result,  a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives.  Higher turnover could result  in  greater  trading  costs,  which is a cost the  funds  pay  directly.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by a fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For the Diversified Bond fund, the higher portfolio turnover rate in 2004 can be attributed to the  combination  of the  increased use of mortgage  rolls and the large amount of mortgage prepayments.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund may invest in securities that may not fit its  investment  objective  or its  stated  market.  During a  temporary defensive  period,  a fund may  direct its  assets to the  following  investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  OinterestedO  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in,  ACC or any of its  wholly-owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC.  The  trustees  serve in this capacity for eight  registered  investment  companies  in the  American  Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                                      LENGTH                                    COMPLEX    OTHER
                         POSITION(S)  OF TIME                                   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    SERVED    PRINCIPAL OCCUPATION(S)         BY         HELD BY
(YEAR OF BIRTH)          FUNDS        (YEARS)   DURING PAST 5 YEARS             TRUSTEE    TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
William M. Lyons         Trustee        7       Chief Executive Officer, ACC      34       None
4500 Main Street                                (September 2000 to present)
Kansas City, MO 64111                           President, ACC
(1955)                                          (June 1997 to present)
                                                Chief Operating Officer, ACC
                                                (June 1996 to September 2000)
                                                Also serves as: Chief Executive
                                                Officer and President, ACIS,
                                                ACGIM, ACIM and other ACC
                                                subsidiaries
                                                Executive Vice President, ACS LLC
                                                Director, ACC, ACGIM, ACIM,
                                                ACS LLC and other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
 Antonio Canova          Director    Less       Chief Financial Officer,          34       None
 1665 Charleston Road                than       BROCADE COMMUNICATIONS
 Mountain View, CA 94043             one        SYSTEMS, INC.
 (1961)                              year       (May 2001 to present)
                                                Vice President, Administration
                                                BROCADE COMMUNICATIONS
                                                SYSTEMS, INC.
                                                (November 2004 to present)
                                                Vice President, Finance
                                                BROCADE COMMUNICATIONS
                                                SYSTEMS, INC.
                                                (November 2000 to November 2004)
                                                Vice President, Chief Financial
                                                Officer and Secretary,
                                                WIRELESS INC.
                                                (April 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Trustee        9       Retired, Private Investor         34       Independent Director,
1665 Charleston Road                                                                       SUNGARD DATA SYSTEMS
Mountain View, CA 94043                                                                    (1991 to present)
(1930)                                                                                     Independent Director,
                                                                                           BUSINESS OBJECTS S/A
                                                                                           (1994 to present)
                                                                                           Independent Director
                                                                                           COMMERCIAL METALS
                                                                                           (1983-2001)
-----------------------------------------------------------------------------------------------------------------

John Freidenrich         Trustee        Less    Member and Manager, REGIS         34       None
1665 Charleston Road                    than    MANAGEMENT COMPANY, LLC
Mountain View, CA 94043                 one     (April 2004 to present)
(1937)                                  year    Partner and Founder,
                                                BAY PARTNERS (Venture
                                                capital firm, 1976 to present)
                                                Partner and Founder, WARE &
                                                FREIDENRICH (1968 to present)
-----------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Chairman,      9       Charles J. Meyers Professor       34       None
1665 Charleston Road     Trustee                of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1946)                                          (1979 to present)
                                                Marc and Eva Stern
                                                Professor of Law and
                                                Business, COLUMBIA
                                                UNIVERSITY SCHOOL OF LAW
                                                (1992 to present)
-----------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee        3       Co-Chief Executive Officer and    34       None
1665 Charleston Road                            Chief Investment Officer,
Mountain View, CA 94043                         OFFIT HALL CAPITAL
(1957)                                          MANAGEMENT, LLC
                                                (April 2002 to present)
                                                President and Managing
                                                Director, LAUREL MANAGEMENT
                                                COMPANY, L.L.C.
                                                (1996 to April 2002)

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                                      LENGTH                                    COMPLEX      OTHER
                         POSITION(S)  OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    SERVED    PRINCIPAL OCCUPATION(S)         BY           HELD BY
(YEAR OF BIRTH)          FUNDS        (YEARS)   DURING PAST 5 YEARS             TRUSTEE      TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee       24       Chairman, OAK HILL                34         Director, DIMENSIONAL
1665 Charleston Road                            PLATINUM PARTNERS,                           FUND ADVISORS
Mountain View, CA 94043                         and a Partner, OAK HILL CAPITAL              (investment advisor,
(1941)                                          MANAGEMENT, (1999 to present)                1982 to present)
                                                Frank E. Buck Professor                      Director, CHICAGO
                                                of Finance-Emeritus, STANFORD                MERCANTILE EXCHANGE
                                                GRADUATE SCHOOL OF BUSINESS                  (2000 to present)
                                                (1981 to present)
-----------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee       33       Ralph M. Parsons Professor        34         None
1665 Charleston Road                            of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1928)                                          (1972 to present)
-----------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee       2        Professor of Economics,           34         Director, CADENCE
1665 Charleston Road                            STANFORD UNIVERSITY                          DESIGN SYSTEMS
Mountain View, CA 94043                         (1977 to present)                            (1992 to present)
(1947)                                                                                       Director, WATSON
                                                                                             WYATT WORLDWIDE
                                                                                             (2002 to present)
                                                                                             Director,
                                                                                             PALMSOURCE INC.
                                                                                             (2002 to present)
-----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee       20       Retired, Director and Partner,    34         Director, QUINTUS
1665 Charleston Road                            WINDY HILL PRODUCTIONS, LP                   CORPORATION
Mountain View, CA 94043                         (educational software,                       (automation
(1945)                                          1994 to 1998)                                solutions,
                                                                                             (1995 to present)

-----------------------------------------------------------------------------------------------------------------                                                                                                        1995 to present)
OFFICERS
-----------------------------------------------------------------------------------------------------------------
William M. Lyons         President     4        See entry above under           Not          Not
4500 Main Street                                "Interested Trustees."          applicable   applicable
Kansas City, MO 64111
(1955)
-----------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive     4        Chief Administrative Officer,   Not          Not
4500 Main St.            Vice                   ACC (August 1997 to present)    applicable   applicable
Kansas City, MO 64111    President              Chief Financial Officer, ACC
(1946)                                          (May 1995 to October 2002)
                                                Executive Vice President, ACC
                                                (May 1995 to present)
                                                Also serves as: Chief Executive
                                                Officer, Chief Financial Officer
                                                and President, ACS LLC
                                                Chief Financial Officer and
                                                Executive Vice President,
                                                ACGIM, ACIM, ACIS and
                                                other ACC subsidiaries
                                                Treasurer, ACGIM, ACIM and
                                                other ACC subsidiaries
                                                Director, ACC and other
                                                ACC subsidiaries

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                                      LENGTH                                    COMPLEX      OTHER
                         POSITION(S)  OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    SERVED    PRINCIPAL OCCUPATION(S)         BY           HELD BY
(YEAR OF BIRTH)          FUNDS        (YEARS)   DURING PAST 5 YEARS             TRUSTEE      TRUSTEE
-----------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------

Maryanne Roepke          Senior Vice   4        Assistant Treasurer, ACC        Not          Not
4500 Main St.            President,             (January 1995 to present)       applicable   applicable
Kansas City, MO 64111    Treasurer              Also serves as: Senior Vice
(1956)                   and Chief              President, ACS LLC
                         Accounting             Assistant Treasurer, ACGIM
                         Officer                ACIM, ACIS and ACS LLC
-----------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice   6        Vice President, ACC             Not          Not
4500 Main St.            President              (February 2001 to present)      applicable   applicable
Kansas City, MO 64111    and                    GENERAL COUNSEL, ACC
(1958)                   General                (June 1998 to present)
                         Counsel                Also serves as: Senior Vice
                                                President and General
                                                Counsel, ACGIM, ACIM,
                                                ACIS, ACS LLC and other
                                                ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice          4        Chief Compliance Officer,       Not          Not
4500 Main Street         President              ACS LLC, ACIM and ACGIM         applicable   applicable
Kansas City, MO  64111   and           less     (March 2005 to present)
(1967)                   Chief         than     Vice President, ACS LLC
                         Compliance    1        (February 2000 to present)
                         Officer       year     Assistant General Counsel,
                                                ACS LLC
                                                (January 1998 to March 2005)
------------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller(1)  8       Vice President, ACS LLC         Not          Not
4500 Main St.                                   (February 2000 to present)      applicable   applicable
Kansas City, MO 64111                           Controller-Investment
(1964)                                          Accounting, ACS LLC
                                                (June 1997 to present)

------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller     8       Vice President, ACS LLC         Not          Not
4500 Main St.                                   (February 2000 to present)      applicable   applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(1966)                                          ACS LLC
                                                (June 1997 to present)
------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer    7       Vice President, ACC             Not          Not
4500 Main St.                                   (October 2001 to present)       applicable   applicable
Kansas City, MO 64111                           Vice President, Corporate Tax,
(1967)                                          ACS LLC (April 1998 to
                                                present)
                                                Also serves as: Vice
                                                President, ACGIM,
                                                ACIM, ACIS and
                                                other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement.  The advisor provides the board with monthly,  quarterly,  or annual  analyses of its  performance  in the  following areas:

o    Management of brokerage commission and trading costs (equity funds only);

o    Investment performance of the funds (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or Ofall-outO benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for the new fund (the Inflation  Protection Bond Fund),  the board examined many of the same factors.  While  profitability of a non-existent  fund cannot be measured,  they considered the entrepreneurial  risk that the advisor assumes in launching a new fund. In particular,  they  considered the effect of the unified  management fee structure  and the fact that the total  expense  ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. They compared the resulting  total expense ratio of the fund against its peers.  They considered the experience of the portfolio management staff designated to manage the fund. Finally,  they considered the position that the new fund would take in the  line up of the  American  Century  family  of  funds  and the  benefits  to shareholders  of  existing  funds  and the new  fund  of the  broadened  product offering.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the  management  fee structures are fair and reasonable and that the existing  investment  management  contracts,  as described above,  should be continued and, in the case of Inflation Protection Bond Fund, approved.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                               NUMBER OF
                                                                                               MEETINGS HELD DURING
COMMITTEE   MEMBERS                   FUNCTION                                                 LAST FISCAL YEAR
--------------------------------------------------------------------------------------------------------------------

Audit       Kenneth E. Scott          The Audit Committee approves the engagement of the               5
and         Antonio Canova            funds' independent auditors, recommends approval of such
Compliance  Albert A. Eisenstat       engagement to the independent trustees, and oversees the
            Ronald J. Gilson          activities of the funds' independent auditors. The
            Jeanne D. Wohlers         committee receives reports from the advisor's
                                      Internal Audit Department, which is accountable to
                                      the committee. The committee also receives reporting
                                      about compliance matters affecting the funds.

 Corporate   Ronald J. Gilson         The Corporate Governance Committee reviews board                 3
 Governance  John Freidenrich         procedures and committee structures. It also considers
             John B. Shoven           and recommends individuals for nomination as trustees.
                                      The names of potential trustee candidates may be drawn
                                      from a number of sources, including recommendations from
                                      members of the board, management (in the case of
                                      interested directors only) and shareholders. Shareholders
                                      may submit trustee nominations to the Corporate Secretary,
                                      American Century Funds, P. O. Box 410141, Kansas City,
                                      MO 64141. All such nominations will be forwarded to the
                                      committee for consideration. The committee also may
                                      recommend the creation of new committees, evaluate
                                      the membership structure of new and existing committees,
                                      consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities,
                                      processes, resources, performance and compensation
                                      of the board.

Portfolio   Myron S. Scholes          The Portfolio Committee reviews quarterly the investment         5
            John Freidenrich          activities and strategies used to manage fund
            Kathryn A. Hall           assets. The committee regularly receives reports
            William M. Lyons (ad hoc) from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

Quality     John B. Shoven            The Quality of Service Committee reviews the level and           5
of          Ronald J. Gilson          quality of transfer agent and administrative
Service     William M. Lyons (ad hoc) services provided to the funds and their shareholders.
                                      It receives and reviews reports comparing those
                                      services to those of fund competitors and seeks to improve such services where feasible and appropriate.

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2005

                                                     TOTAL COMPENSATION FROM
                          TOTAL COMPENSATION         THE AMERICAN CENTURY
NAME OF TRUSTEE           FROM THE FUNDS(1)          FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------

Antonio Canova                   $0                         $0

Albert A. Eisenstat              $12,899                    $91,000

John Freidenrich                 $800                       $35,040

Ronald J. Gilson                 $18,924                    $148,375

Kathryn A. Hall                  $12,892                    $91,000

Myron S. Scholes                 $12,723                    $91,000

Kenneth E. Scott                 $13,645                    $97,250

John B. Shoven                   $12,798                    $90,250

Jeanne D. Wohlers                $12,798                    $91,750

(1)  INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2005, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     TRUSTEES UNDER THE AMERICAN  CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE EIGHT INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $91,000; MR. GILSON,  $148,375; MS. HALL, $57,750; MR. SCHOLES,
     $90,000; MR. SCOTT, $97,250, MR. SHOVEN, $90,250 AND MS. WOHLERS $17,675.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2004, as shown in the table below.  Because  Inflation  Protection Bond was not in operation as of the calendar year end, it is not included in the table below.  Because they were not trustees  as of  December  31,  2004,  Mr.  Canova and Mr.  Freidenrich  are not
included in the table below.

                                                                NAMES OF TRUSTEES

                                                 WILLIAM M.    ALBERT     RONALD J.  KATHYRN A.
                                                   LYONS     EISENSTAT      GILSON      HALL

Dollar Range of Equity Securities in the Funds:

   Diversified Bond                                  A           A            A           A

   High-Yield                                        A           A            A           A

   Premium Money Market                              A           A            A           A

   Prime Money Market                                C           E            D           A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                       E           E            E           D

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                    NAMES OF TRUSTEES

                                                  MYRON S.   KENNETH E.     JOHN B.    JEANNE D.
                                                  SCHOLES      SCOTT        SHOVEN     WOHLERS
Dollar Range of Equity Securities in the Funds:

   Diversified Bond                                  A           A            A           A

   High-Yield                                        A           A            A           A

   Premium Money Market                              A           A            A           A

   Prime Money Market                                A           C            A           B

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                       E           E            E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000,
  E--MORE THAN $100,000

CODE OF ETHICS

The funds, the investment advisor and principal  underwriter have adopted a code of ethics under Rule 17j-1 of the Investment  Company Act and the code of ethics permits  personnel  subject  to the  code to  invest  in  securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   = Cumulative Voting

   = Staggered Boards

   = "Blank Check" Preferred Stock

   = Elimination of Preemptive Rights

   = Non-targeted Share Repurchase

   = Increase in Authorized Common Stock

   = "Supermajority" Voting Provisions or Super Voting Share Classes

   = "Fair Price" Amendments

   = Limiting the Right to Call Special Shareholder Meetings

   = Poison Pills or Shareholder Rights Plans

   = Golden Parachutes

   = Reincorporation

   = Confidential Voting

   = Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the OAbout UsO page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on  americancentury.com  on the 31st day after the end of each fiscal quarter. In addition,  full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made  available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com.  From time to time the advisor may select additional portfolio  characteristics for distribution to the public with such  frequencies  and lag times as the advisor  determines to be in the best interests of shareholders.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an  appropriate  non-disclosure  agreement  with the  advisor in which it agrees to treat the  information  confidentially  until the public  distribution date and represents  that the  information  will be used only for the legitimate services  provided  to its  clients  (i.e.,  not  for  trading).  Non-disclosure
agreements   require  the  approval  of  an  attorney  in  the  advisor's  Legal
Department.  The advisor's  Compliance  Department  receives  quarterly  reports detailing which clients received accelerated  disclosure,  when they received it and the  purposes  of such  disclosure.  Compliance  personnel  are  required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of May 4, 2005 are as follows:

American Fidelity Assurance Co.

American United Life Insurance Company

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Cleary Gull Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Fund Evaluation Group, LLC

The Guardian Life Insurance & Annuity Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Insurance Company of America

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc.

The Lincoln National Life Insurance Company

Lipper Inc.

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NT Global Advisors, Inc.

NYLIFE Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Smith Barney

SunTrust Bank

Symetra Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

The Union Central Life Insurance Company

VALIC Financial Advisors

VALIC Retirement Services Company

Vestek Systems, Inc.

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Trustees  exercises  oversight of  disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July XX, 2005, the following companies were the record owners of more than
5% of the outstanding  shares of any class of the fund. Because the R Classes of
Diversified  Bond and High-Yield were not in operation as of July xx, 2005, they are not included in the table below.

                                                   PERCENTAGE OF    PERCENTAGE OF
                                                   OUTSTANDING      OUTSTANDING
                                                   SHARES OWNED     SHARES OWNED
FUND/CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
----------------------------------------------------------------------------------
DIVERSIFIED BOND

   Investor

        Charles Schwab & Co. Inc.                     XX%                XX%
        San Francisco, CA

   Institutional

        JPMorgan Chase Bank Trustee                   XX%                XX%
        Texas Health Retirement Program
        Kansas City, MO

        American Century Serv Corp                    XX%                XX%

            KPESP 2009 Moderate                       XX%                XX%
            Kansas City, MO

            KPESP 2006 Moderate                       XX%                XX%
            Kansas City, MO

   A

        Charles Schwab & Co. Inc.                     XX%                XX%
        San Francisco, CA

        American Enterprise Investment Services       XX%                XX%
        Minneapolis, MN

   B

        American Enterprise Investment Services       XX%                XX%
        Minneapolis, MN

        Pershing LLC                                  XX%                XX%
        Jersey City, NJ

        MLPF&S Inc.                                   XX%                XX%
        Jacksonville, FL

        Citigroup Global Markets Inc.                 XX%                XX%
        New York, NY

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF    PERCENTAGE OF
                                                   OUTSTANDING      OUTSTANDING
                                                   SHARES OWNED     SHARES OWNED
FUND/CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
----------------------------------------------------------------------------------

   C

             MLPF&S Inc.                              XX%                XX%
             Jacksonville, FL

             Citigroup Global Markets Inc.            XX%                XX%
             New York, NY

             American Enterprise Investment           XX%                XX%
             Services
             Minneapolis, MN

             First Trust of Mid America               XX%                XX%
             Belton, MO

   Advisor

             Saxon & Co.                              XX%                XX%
             Philadelphia, PA

             Pershing LLC                             XX%                XX%
             Jersey City, NJ

             AG Edwards & Sons Inc.                   XX%                XX%
             St. Louis, MO

             Mitra & Co.                              XX%                XX%
             Atlanta, GA

             Charles Schwab & Co. Inc.                XX%                XX%
             San Francisco, CA

             Reliance Trust Co.                       XX%                XX%
                 FBO Klauber Brothers
                 Atlanta, GA

HIGH-YIELD

   Investor

             Morgan Guaranty Trust of NY              XX%                XX%
             Newark, DE

             Charles Schwab & Co. Inc.                XX%                XX%
             San Francisco, CA

   A

             Charles Schwab & Co. Inc.                XX%                XX%
             San Francisco, CA

             American Enterprise Investment           XX%                XX%
             Services
             Minneapolis, MN

   B

             American Enterprise Investment           XX%                XX%
             Services

             Minneapolis, MN                          XX%                XX%
             NFSC FEBO Various Clients
             Theodore, AL

             Pershing LLC                             XX%                XX%
             Jersey City, NJ

   C

             MLPF&S Inc.                              XX%                XX%
             Jacksonville, FL

             American Enterprise Investment           XX%                XX%
             Services
             Minneapolis, MN

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF    PERCENTAGE OF
                                                   OUTSTANDING      OUTSTANDING
                                                   SHARES OWNED     SHARES OWNED
FUND/CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
----------------------------------------------------------------------------------

   Advisor

             Riverside National Bank of Florida       XX%                XX%
             Fort Pierce, FL

             National Financial Services LLC          XX%                XX%
             New York, NY

             Ruane & Co.                              XX%                XX%
             Ithaca, NY

PREMIUM MONEY MARKET

   Investor

             American Century Services Corporation    XX%                XX%
             KPESP Various Accounts
             Kansas City, MO

             Chase Manhattan Bank NA                  XX%                XX%
             Trustee Olin Corp. Employee Ownership
             Plan
             New York, NY

             Chase Manhattan Bank NA TR               XX%                XX%
             Lorillard Inc. Hourly Paid
             Employees PSP & Trust
             New York, NY

PRIME MONEY MARKET

   Investor

             American Century Money Fund              XX%                XX%
             Settlement
             Jersey City, NJ

   A

             American Century Investment              XX%                XX%
             Management, Inc.
             Kansas City, MO

   B

             American Enterprise Investment           XX%                XX%
             Services
             Minneapolis, MN

             American Century Investment              XX%                XX%
             Management, Inc.
             Kansas City, MO

   C

             Primevest Financial Services             XX%                XX%
             St. Cloud, MN

             James J. McGeachin and                   XX%                XX%
             Janice K. McGeachin
             Trustees J.R. McGeachin Inc. PSP
                 FBO Various Clients
                 Idaho Falls, Idaho

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF    PERCENTAGE OF
                                                   OUTSTANDING      OUTSTANDING
                                                   SHARES OWNED     SHARES OWNED
FUND/CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------

PRIME MONEY MARKET

   C

         Pershing LLC                                 XX%                XX%
         Jersey City, NJ

         Wachovia Securities LLC                      XX%                XX%
             FBO Patricia M. Marano IRA
             Woodbury Height, NJ

   Advisor

         MCB Trust Services Custodian                 XX%                XX%

             FBO Poma Distributing                    XX%                XX%
             Denver, CO

             FBO IKS American Corporation             XX%                XX%
             Denver, CO

             FBO Cuisine Solutions, Inc.              XX%                XX%
             Denver, CO

         Circle Trust Company Custodian               XX%                XX%
             Adrian N. Baker & Company
             401k Plan
             Stamford, CT

         Maxim & Co.                                  XX%                XX%
         Attleboro, MA

         Circle Trust Company Trustee                 XX%                XX%
             Actuarial Resources Corporation
             of Kansas 401k PS Retirement Plan
             Stamford, CT

         Circle Trust Company Custodian               XX%                XX%
             Lumicyte Inc.
             Stamford, CT

         Circle Trust Company Custodian               XX%                XX%
             Richardson Printing Inc.
             401k PSP
             Stamford, CT

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of American Century Investment Trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more  significant  effect on matters  presented at a shareholders'  meeting than votes of other  shareholders.  As of July XX, 2005, the officers and trustees of the funds, as a group,  owned less than 1% of any class of a fund's  outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the
Trust has hired a number of  service  providers.  Each  service  provider  has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor of the funds.  A  description  of the  responsibilities  of the  advisor appears in the prospectus under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of  trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR DIVERSIFIED BOND FUND

 CATEGORY ASSETS          FEE RATE

 First $1 billion         0.4100%

 Next $1 billion          0.3580%

 Next $3 billion          0.3280%

 Next $5 billion          0.3080%

 Next $15 billion         0.2950%

 Next $25 billion         0.2930%

 Thereafter               0.2925%

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD FUND

 CATEGORY ASSETS          FEE RATE

 First $1 billion         0.6600%

 Next $1 billion          0.6080%

 Next $3 billion          0.5780%

 Next $5 billion          0.5580%

 Next $15 billion         0.5450%

 Next $25 billion         0.5430%

 Thereafter               0.5425%

INVESTMENT CATEGORY FEE SCHEDULE FOR INFLATION PROTECTION BOND FUND

CATEGORY ASSETS          FEE RATE

First $1 billion         0.3800%

Next $1 billion          0.3280%

Next $3 billion          0.2980%

Next $5 billion          0.2780%

Next $15 billion         0.2650%

Next $25 billion         0.2630%

Thereafter               0.2625%

INVESTMENT CATEGORY FEE SCHEDULE FOR PREMIUM MONEY MARKET FUND

CATEGORY ASSETS          FEE RATE

First $1 billion         0.2300%

Next $1 billion          0.1870%

Next $3 billion          0.1460%

Next $5 billion          0.1290%

Next $15 billion         0.1180%

Next $25 billion         0.1175%

Thereafter               0.1170%

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET FUND

CATEGORY ASSETS           FEE RATE

First $1 billion          0.3500%

Next $1 billion           0.3070%

Next $3 billion           0.2660%

Next $5 billion           0.2490%

Next $15 billion          0.2380%

Next $25 billion          0.2375%

Thereafter                0.2370%

The Complex Fee is determined according to the schedules below.

                         INVESTOR, A, B,
                         C AND R CLASS         INSTITUTIONAL     ADVISOR
CATEGORY ASSETS          FEE RATE              FEE RATE          FEE RATE

First $2.5 billion        0.3100%               0.1100%           0.0600%

Next $7.5 billion         0.3000%               0.1000%           0.0500%

Next $15.0 billion        0.2985%               0.0985%           0.0485%

Next $25.0 billion        0.2970%               0.0970%           0.0470%

Next $25.0 billion        0.2870%               0.0870%           0.0370%

Next $25.0 billion        0.2800%               0.0800%           0.0300%

Next $25.0 billion        0.2700%               0.0700%           0.0200%

Next $25.0 billion        0.2650%               0.0650%           0.0150%

Next $25.0 billion        0.2600%               0.0600%           0.0100%

Next $25.0 billion        0.2550%               0.0550%           0.0050%

Thereafter                0.2500%               0.0500%           0.0000%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds and with the terms of the management  agreement.  The advisor  receives no additional compensation or remuneration as a result of such aggregation.

UNIFIED MANAGEMENT FEES

Unified  management fees incurred by Diversified  Bond (formerly  Premium Bond),
Premium Money Market  (formerly  Premium Capital Reserve) and Prime Money Market for the fiscal  years ended March 31, 2005,  2004 and 2003 are  indicated in the following table. Because the Investor,  Institutional,  Advisor and R Classes of
Inflation  Protection  Bond and the R Class of  Diversified  Bond and High-Yield
were not in  operation  as of the fiscal year end,  they are not included in the table below.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                           2005             2004               2003(1)
--------------------------------------------------------------------------------

DIVERSIFIED BOND

   Investor               $1,046,459         $1,181,197          $1,186,238

   Institutional          $1,309,822         $1,247,484          $1,045,900

   A Class                   $24,958            $13,478                $100

   B Class                    $4,176             $3,034                 $48

   C Class                    $8,813             $6,249                $185

   Advisor                   $23,991            $34,829             $41,243

PREMIUM MONEY MARKET

   Investor               $2,201,514         $2,348,823          $2,543,932

PRIME MONEY MARKET

   Investor Class        $12,220,129        $14,545,281         $15,895,190

   A Class                      $382             $1,023                 $20

   B Class                      $511               $169                 $20

   C Class                    $2,144               $538              $2,253

   Advisor Class              $10,403           $16,764             $43,780

(1)  FOR A, B,  AND C  CLASSES  OF  DIVERSIFIED  BOND,  FROM  JANUARY  31,  2003
     (INCEPTION) TO MARCH 31, 2003. FOR THE C CLASS OF PRIME MONEY MARKET,  FROM
     MAY 7, 2002 (INCEPTION) TO MARCH 31, 2003.

Unified  management  fees incurred by High-Yield for the fiscal year ended March
31, 2005 and March 31, 2004,  and the  five-month  fiscal period ended March 31,
2003 are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                           2005             2004               2003(1)
--------------------------------------------------------------------------------
HIGH-YIELD

   Investor Class           $386,420         $587,754              $249,021

   Institutional Class        $5,537(2)           N/A                   N/A

   A Class                  $127,492          $61,286                  $430

   B Class                    $8,727           $5,416                   $39

   C Class                   $29,257          $20,495                  $224

   Advisor Class              $2,693           $1,647                    $3

(1)  FOR A AND B CLASSES, FROM JANUARY 31, 2003 TO MARCH 31, 2003.

(2)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS AUGUST 2, 2004.

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)

                                                                           OTHER ACCOUNTS
                               REGISTERED                                  (E.G., SEPARATE
                               INVESTMENT                                  ACCOUNTS
                               COMPANIES (E.G.,      OTHER POOLED          AND CORPORATE
                               OTHER AMERICAN        INVESTMENT VEHICLES   ACCOUNTS
                               CENTURY FUNDS         E.G., COMMINGLED      INCLUDING
                               AND AMERICAN          (TRUSTS AND 529       INCUBATION
                               CENTURY -             EDUCATION             STRATEGIES,
                               SUBADVISED FUNDS)     SAVINGS PLANS)        CORPORATE MONEY)

DIVERSIFIED BOND FUND

Alejandro     Number of Other
Aguilar       Accounts Managed

              Assets in Other
              Accounts Managed

Robert        Number of Other
Gahagan       Accounts Managed

              Assets in Other
              Accounts Managed

Jeffrey       Number of Other
Houston       Accounts Managed

              Assets in Other
              Accounts Managed

Brian Howell  Number of Other
              Accounts Managed

              Assets in Other
              Accounts Managed

David         Number of Other
MacEwen       Accounts Managed
              Assets in Other
              Accounts Managed

John Walsh    Number of Other
              Accounts Managed
              Assets in Other
              Accounts Managed

HIGH-YIELD FUND

Michael      Number of Other
Difley       Accounts Managed

             Assets in Other
             Accounts Managed

INFLATION PROTECTION BOND FUND (1)

Jeremy       Number of Other
Fletcher     Accounts Managed

             Assets in Other
             Accounts Managed

PREMIUM MONEY MARKET FUND

Lynn         Number of Other
Paschen      Accounts Managed

             Assets in Other
             Accounts Managed

PRIME MONEY MARKET FUND

Denise       Number of Other
Latchford    Accounts Managed

             Assets in Other
             Accounts Managed

(1)  THE FUND'S  INCEPTION DATE IS MAY 31, 2005. THE INFORMATION IS PRESENTED AS
     OF APRIL 29, 2005.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
Opolicy  portfolio.O  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as Otracking  portfolios.O  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  (OACCO),  the adviser's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of March 31, 2005, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Diversified Bond
--------------------------------------------------------------------------------

Alejandro Aguilar                                         x

Robert Gahagan                                            x

Jeffrey Houston                                           x

Brian Howell                                              x

David MacEwen                                             x

John Walsh                                                x

--------------------------------------------------------------------------------
High-Yield
--------------------------------------------------------------------------------

Michael Difley                                            x

--------------------------------------------------------------------------------
Inflation Protection Bond (1)
--------------------------------------------------------------------------------

Jeremy Fletcher                                           x

--------------------------------------------------------------------------------
Premium Money Market
--------------------------------------------------------------------------------

Lynn Paschen                                              x

--------------------------------------------------------------------------------
Prime Money Market
--------------------------------------------------------------------------------

Denise Latchford                                          x

(1)  FOOTNOTE TO COME REGARDING DATE OF INFORMATION FOR INFLATION

PROTECTION BOND

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page x.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page x. ACIS does not earn  commissions for  distributing  the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of a fund or in deciding  which  securities  are purchased or sold by a fund. The funds,  however,  may invest in certain  obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  serves as the independent  registered  public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway,
10th Floor,  Kansas City,  Missouri 64105. As the independent  registered public accounting  firm of the  funds,  PricewaterhouseCoopers  LLP  provides  services including

(1)  auditing the annual financial statements for the funds,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax returns filed for the funds.

BROKERAGE ALLOCATION

Prime Money Market, Premium Money Market and Diversified Bond generally purchase and sell debt  securities  through  principal  transactions,  meaning  the funds normally  purchase  securities  on a net  basis  directly  from the  issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt  securities  usually  includes an  undisclosed  compensation.  Purchases of securities from  underwriters  typically include a commission or concession paid by the  issuer  to the  underwriter,  and  purchases  from  dealers  serving  as market-makers  typically  include a dealer's mark-up (i.e., a spread between the bid and asked  prices).  During the fiscal years ended March 31, 2005,  2004 and
2003,  the  funds  did not  pay any  brokerage  commissions.  Because  Inflation
Protection  Bond was not in operation as of the fiscal year end, it also did not pay any brokerage commissions.

Under the management  agreement between High-Yield and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of the broker or dealer is a function of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who provide  services  or  research, statistical  and  other  information  to  the  fund  and to  the  advisor.  Such information or services will be in addition to, and not in lieu of, the services required to be performed  by the  advisor,  and the expenses of the advisor will not  necessarily  be  reduced as a result of the  receipt  of such  supplemental information.

High-Yield  generally  purchases  and sells debt  securities  through  principal transactions,  meaning the fund  normally  purchases  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The fund does not pay brokerage  commissions on these transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
March 31, 2005 and March 31, 2004, and the five-month  fiscal period ended March
31, 2003, High-Yield did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.  Because  Inflation  Protection  Bond was not in  operation as of the fiscal year end, it is not included in the table below.

--------------------------------------------------------------------------------
                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                     BROKER, DEALER OR PARENT          MARCH 31, 2005
--------------------------------------------------------------------------------

Diversified Bond         Bank of America                          $13,263,052

                         Citigroup Inc.                           $10,108,060

                         Morgan Stanley                            $7,805,712

                         Wachovia Bank                             $6,320,252

                         LB-UBS Commercial Mortgage Trust          $5,245,846

                         Goldman Sachs Group, Inc.                 $2,729,893

                         J.P. Morgan Chase                         $1,699,026

                         Merrill Lynch Mortgage Investors Inc.        $94,919

High-Yield               Lehman Brothers                           $2,935,824

Premium Money Market     UBS Finance (Delaware) LLC               $13,200,000

                         Credit Suisse First Boston                $3,406,300

Prime Money Market       Citigroup Global                         $25,000,000

                         Credit Suisse First Boston               $24,951,475

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional  information is a series of shares issued by the trust,  and shares of each fund have equal  voting  rights.  In  addition,  each series  (or fund) may be divided  into  separate  classes.  See  MULTIPLE  CLASS
STRUCTURE,  which follows.  Additional  funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received from all the Trust's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to  shareholders  of each fund. Any fund may be terminated by (1)
approval  of at  least  two-thirds  of the  shares  of  that  fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund  or  class, shareholders  of the fund or class of shares  shall be entitled to receive,  pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to six classes of shares:  Investor Class,  Institutional
Class, A Class, B Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and  other  retirement  plans.  The  unified  management  fee is the same as for
Investor  Class,  but the A, B, C and R  Class  shares  each  are  subject  to a separate Master  Distribution  and Individual  Shareholder  Services Plan (the A
Class  Plan,  B Class  Plan,  C Class Plan and R Class  Plan,  respectively  and collectively  with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance  with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder  of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans,  the Board of Trustees  [including a majority of trustees who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  about  revenues and expenses  under the Plans are  presented to the
Board of Trustees  quarterly  for its  consideration  in  continuing  the Plans.
Continuance of the Plans must be approved by the Board of Trustees,  including a majority of the independent  trustees,  annually.  The Plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the Plans may not be amended to materially increase the amount spent for distribution  without majority  approval of the shareholders of the affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectus,  the A Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually  of the  average  daily  net  asset  value of the A Class  shares.  The distributor  may use  these  fees to pay for  certain  ongoing  shareholder  and administrative  services (as  described  below) and for  distribution  services, including past  distribution  services (as described  below).  During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the A Class
Plan was:

     Diversified Bond                 $10,007

     High-Yield                       $36,479

     Prime Money Market               $165

Because the A Class of Inflation  Protection Bond was not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectus,  the B Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the B Class Plan was:

     Diversified Bond                 $6,696

     High-Yield                       $9,989

     Prime Money Market               $882(1)

(1)  INCLUDES A FEE WAIVER OF $107 FOR DISTRIBUTION SERVICES.

Because the B Class of Inflation  Protection Bond was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectus,  the C Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Classes of  High-Yield  and  Diversified  Bond pay the funds'  distributor
1.00%  annually  of the  average  daily  net asset  value of the  funds' C Class shares,  0.25% of which is paid for certain ongoing  individual  shareholder and administrative  services  (as  described  below)  and 0.75% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This  payment  is fixed and is not based on  expenses  incurred  by the distributor.  Also  pursuant  to the C Class  Plan,  the C Class of Prime  Money
Market pays the fund's distributor 0.75% annually of the average daily net asset value of the fund's C Class shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.50% of which is paid for distribution  services,  including past  distribution services  (as  described  below).  This  payment  is fixed  and is not  based on expenses  incurred  by the  distributor.  During the fiscal year ended March 31,
2005, the aggregate amount of fees paid by the funds under the C Class Plan was:

     Diversified Bond                 $14,125

     High Yield                       $33,471

     Prime Money Market               $2,787(1)

(1)  INCLUDES  A FEE  WAIVER  OF  $251  FOR  SHAREHOLDER  SERVICES  AND  $2  for
     DISTRIBUTION SERVICES.

Because the C Class of Inflation  Protection Bond was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.  Because the R Class of Inflation Protection,  Diversified Bond
and High-Yield was not in operation as of the fiscal year end, no fees were paid under the R Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor  Class Plan,  the Advisor  Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the Advisor Class Plan was:

     Diversified Bond                 $32,050(1)

     High-Yield                       $2,160

     Prime Money Market               $15,712

(1)  INCLUDES A FEE WAIVER OF $7 FOR DISTRIBUTION SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended to result in the sale of additional shares of the funds. For the fiscal year ended March 31, 2005,  the amount of fees paid under the Advisor
Class Plan for shareholder services was:

     Diversified Bond                 $16,025

     High-Yield                       $1,080

     Prime Money Market               $7,856

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparation,  printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of Oservice  feesO for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal  year  ended  March 31,  2005,  the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Diversified Bond                $16,025(1)

     High-Yield                      $1,080

     Prime Money Market              $7,856

(1)  INCLUDES A FEE WAIVER OF $7 FOR DISTRIBUTION SERVICES.

Because the Advisor Class of Inflation  Protection  Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

Because  the A,  B and C  Classes  of  Inflation  Protection  Bond  were  not in operation as of the fiscal year end, it is not included in the chart below.

AGGREGATE CONTINGENT DEFERRED SALES CHARGES
PAID TO THE DISTRIBUTOR IN THE FISCAL YEAR ENDED MARCH 31, 2005

High-Yield

   A                                               $0

   B                                               $3,805

   C                                               $1,612

Diversified Bond

   A                                               $0

   B                                               $3,008

   C                                               $965

Prime Money Market

   A                                               $0

   B                                               $47

   C                                               $20

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                               DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                   4.00%

$50,000 - $99,999                                   4.00%

$100,000 - $249,999                                 3.00%

$250,000 - $499,999                                 2.00%

$500,000 - $999,999                                 1.75%

$1,000,000 - $3,999,999                             1.00%

$4,000,000 - $9,999,999                             0.50%

> $10,000,000                                       0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the Diversified Bond and High-Yield C Class shares sold by the intermediary. Payments will equal 0.75% of the purchase price of the Prime Money
Market C Class shares sold by the intermediary.  The distributor will retain the
12b-1 fee paid by the C Class of funds for the first 12 months  after the shares are purchased.  This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.
Beginning with the first day of the 13th month,  the distributor will make the C
Class  distribution and individual  shareholder  services fee payments described above  to  the  financial  intermediaries  involved  on a  quarterly  basis.  In addition,  B  and  C  Class  purchases,  and  A  Class  purchases  greater  than
$1,000,000,  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below.  The A Class of the funds is offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  advisor  typically  completes  its  trading  on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency  exchange rates
also  are  determined  prior  to  the  close  of  the  Exchange.   However,   if
extraordinary  events occur that are expected to affect the value of a portfolio security  after the close of the  primary  exchange  on which it is traded,  the security  will be valued at fair market value as  determined in good faith under the direction of the Board of Trustees.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  close  price.  When market  quotations  are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision  of the Board of Trustees.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the trustees determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Premium  Money  Market and Prime Money  Market  operate  pursuant to  Investment
Company Act Rule 2a-7,  which permits  valuation of portfolio  securities on the basis of amortized cost. This method involves  valuing an instrument at its cost and thereafter  assuming a constant  amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation,  it generally  disregards the effect of fluctuating interest rates on an instrument's  market value.  Consequently,  the  instrument's  amortized cost value may be higher or lower than its market value,  and this discrepancy may be reflected in the funds' yields.  During periods of declining interest rates, for example,  the daily yield on fund  shares  computed  as  described  above may be higher than that of a fund with  identical  investments  priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures  designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.  While the day-to-day  operation of Prime Money  Market and Premium  Money Market have been delegated to the funds'  advisor,  the quality  requirements  established by the procedures  limit  investments to certain  instruments  that the funds' Board of
Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the funds'  portfolio  holdings at such intervals as are reasonable in light of current market  conditions to determine whether the money market funds'
net asset value  calculated by using available market  quotations  deviates from the per-share  value based on amortized  cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions  the funds'  advisor  and Board of  Trustees  may  consider  under these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  each fund will be exempt from federal and state income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the fund in the  manner in which  they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer  than 12 months are taxable as  long-term  gains regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in a fund and sell them at a loss within six months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

The funds in the table below had the following  capital loss carryovers.  When a fund has a capital loss carryover,  it does not make capital gains distributions until the loss has been offset or expired.  Inflation Protection Bond was not in operation as of the fiscal year end, it is not included in the chart below.

FUND                                         CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Prime Money Market                                    $XX

High-Yield                                            $XX

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the Owash saleO rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements for Diversified  Bond and Premium Money Market for the
fiscal years ended March 31,  2004,  March 31, 2003 and March 31, 2002 have been audited by PricewaterhouseCoopers  LLP, independent registered public accounting firm. Prior years'  information was audited by other independent  auditors.  The
Report of  Independent  Auditors' and the financial  statements  included in the funds' Annual Reports for the fiscal year ended March 31, 2004 are  incorporated herein by reference.

The financial statements for High-Yield for the fiscal year ended March 31,2004, the  five-month  period ended March 31, 2003,  and the fiscal year ended October
31, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public  accounting  firm.  The fiscal year end for  High-Yield  was changed from
October 31 to March 31. The Report of  Independent  Auditors'  and the financial statements  included in the fund's Annual Report for the fiscal year ended March
31, 2004 are incorporated herein by reference.

The  financial   statements   for  Prime  Money  Market  have  been  audited  by
PricewaterhouseCoopers  LLP, independent  registered public accounting firm. The
Report of  Independent  Auditors' and the financial  statements  included in the fund's Annual  Report for the fiscal year ended March 31, 2004 are  incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses,  the funds invest in fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the  prospectuses  and in this statement of additional  information.
The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.  CC Debt rated in this category
               is  currently  highly  vulnerable  to  nonpayment.   This  rating
               category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

 Ba            Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

 B             Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

 Caa           Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.

 Ca            Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

 C             This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

FITCH, INC.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               `DDD' obligations have the highest potential for recovery, around
               90%-100%  of  outstanding  amounts  and  accrued  interest.  `DD'
               indicates  potential  recoveries  in the range of 50%-90% and `D'
               the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated 'DD' and
               'D'  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  'DD' are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated 'D' have a poor prospect of repaying all obligations.

COMMERCIAL PAPER RATINGS

S&P   MOODY'S    DESCRIPTION

A-1   Prime-1    This indicates that the degree of safety regarding timely
      (P-1)      payment is strong. Standard & Poor's rates those issues
                 determined to possess extremely strong safety characteristics as A-1+.

A-2   Prime-2    Capacity for timely payment on commercial paper is
      (P-2)      satisfactory,  but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                 Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate
                 liquidity is maintained.

A-3   Prime-3    This indicates satisfactory capacity for timely repayment.
      (P-3)      Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P       MOODY'S           DESCRIPTION

SP-1      MIG-1; VMIG-1     Notes are of the highest  quality  enjoying strong
                            protection  from  established  cash flows of funds
                            for  their  servicing  or  from   established  and
                            broad-based  access to the market for refinancing,
                            or both.

SP-2      MIG-2; VMIG-2     Notes  are  of  high  quality,   with  margins  of
                            protection ample,  although not so large as in the
                            preceding group.

SP-3      MIG-3; VMIG-3     Notes are of favorable quality,  with all security
                            elements accounted for, but lacking the undeniable
                            strength of the  preceding  grades.  Market access
                            for  refinancing,  in particular,  is likely to be
                            less well-established.

SP-4      MIG-4; VMIG-4     Notes are of adequate  quality,  carrying specific
                            risk but having  protection  and not distinctly or
                            predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about the funds,  by  contacting  American  Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON            SEC Public Reference Rm.
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                              AMERICANCENTURY.COM

                                      FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                      EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-42895 0505

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1)  Amended  and  Restated  Agreement  and  Declaration  of  Trust of
American Century Investment Trust, dated March 26, 2004 (filed electronically as
Exhibit a to  Post-Effective  Amendment No. 24 to the Registration  Statement of
the Registrant on May 26, 2004, File No. 33-65170,  and  incorporated  herein by reference).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated April 20, 2005, is included herein.

          (4)  Amendment  No.  3 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust (to be filed by amendment).

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  25  to  the
Registration  Statement of the Registrant on March 9, 2005,  File No.  33-65170,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a1 herein and Article II,  Article VII,  Article VIII, and Article IX
of Registrant's Amended and Restated Bylaws, incorporated herein by reference.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc., dated May 1, 2005, is included herein.

          (2) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated May 1, 2005 (filed electronically as Exhibit e1 to  Post-Effective  Amendment No. 38 to the  Registration  Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration  Statement of the American Century  Government Income
Trust on  February  7,  1997,  File No.  2-99222,  and  incorporated  herein  by reference).

          (3) Amendment to Global Custody  Agreement  between  American  Century
Investments  and The  Chase  Manhattan  Bank,  dated  December  9,  2000  (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
January 9, 2001, File No. 333-46922, and incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated as of August 1, 1997 (filed  electronically  as Exhibit 9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment No. 1 to the Transfer Agency Agreement  American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective  Amendment  No.  23 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds on June 29,  1998,  File No.  33-19589,  and
incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on November 30, 2001, File No. 33-65170,  and incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on June 28, 2002, File No. 33-65170,  and incorporated  herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h7 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h8 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC (to be filed by amendment).

          (12) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (13) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (14) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on  September  1,  2004,  File  No.  333-116351,   and  incorporated  herein  by
reference).

     (i) (1)  Opinion  and  Consent  of  Counsel,  dated July 29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  24  to  the
Registration  Statement of the Registrant on July 29, 2004,  File No.  33-65170,
and incorporated herein by reference).

          (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2004,
File No. 2-82734, and incorporated herein by reference).

          (3) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
the Registrant on March 9, 2005, File No. 33-65170,  and incorporated  herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
the Registrant on March 9, 2005, File No. 33-65170,  and incorporated  herein by reference).

          (5)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (6) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of the Registrant on March 9, 2005, File No. 33-65170,  and incorporated  herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of the Registrant on March 9, 2005, File No. 33-65170,  and incorporated  herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997,  (filed  electronically  as Exhibit m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on November 30, 2001, File No. 33-65170,  and incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2005, File No. 2-94608,
and incorporated herein by reference).

          (6)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated May 1, 2004  (filed  electronically  as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (7)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class) (to be filed by amendment).

          (8) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (9)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (10)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of the  Registrant  on  November  30,  2001,  File  No.
33-65170, and incorporated herein by reference).

          (11)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on June 28, 2002, File No. 33-65170,  and incorporated  herein by reference).

          (12)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (13)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 42 to the Registration  Statement
of American Century Municipal Trust, on February 26, 2004, File No. 2-91229, and
incorporated herein by reference).

          (14)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (15)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

          (16) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (17)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (A Class), dated as of February 27, 2004 (filed  electronically as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (18)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (19)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (20)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (21) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (22)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (B Class), dated as of February 27, 2004 (filed  electronically as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (23)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement  of the  Registrant  on  November  29,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (24)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (25)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (26) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (27)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (28)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (29)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment  No. 24 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10)  Amendment No. 9 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o)  Not applicable

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American Century  California  Tax-Free and Municipal Funds,  Inc. on December
29, 2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of Trust,  incorporated  herein by  reference  to  Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

          None.

Item 27. Principal Underwriters

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

NAME AND PRINCIPAL          POSITIONS AND OFFICES        POSITIONS AND OFFICES
BUSINESS ADDRESS*           WITH UNDERWRITER             WITH REGISTRANT
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Director                         none

James E. Stowers, III      Chairman and Director            none

William M. Lyons           President, Chief                 President and
                           Executive Officer                Trustee
                           and Director

Robert T. Jackson          Executive Vice President,        Executive
                           Chief Financial Officer          Vice President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President            none

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

David Larrabee             Senior Vice President            none

Barry Mayhew               Senior Vice President            none

David C. Tucker            Senior Vice President            Senior Vice President
                           and General Counsel              and General Counsel

Clifford Brandt            Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.  Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of American Century Investment Trust, American Century Services,  LLC
and  American  Century  Investment  Management,  Inc.,  all located at 4500 Main
Street, Kansas City, Missouri 64111.

Item 29.  Management Services - Not applicable

Item 30.  Undertakings - Not applicable

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri, on the 16th day of May, 2005.

                           AMERICAN CENTURY INVESTMENT TRUST
                           (Registrant)

                           By: /*/ William M. Lyons
                               -----------------------------------------
                               William M. Lyons
                               President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                       DATE
---------                             -----                       ----

*William M. Lyons                 President, Trustee           May 16, 2005
--------------------------        and Principal
William M. Lyons                  Executive Officer

*Maryanne Roepke                  Senior Vice President,       May 16,2005
--------------------------        Treasurer and Chief
Maryanne Roepke                   Accounting Officer

*Antonio Canova                   Trustee                      May 16, 2005
--------------------------
Antonio Canova

*Albert Eisenstat                 Trustee                      May 16, 2005
--------------------------
Albert Eisenstat

*John Freidenrich                 Trustee                      May 16, 2005
--------------------------
John Freidenrich

*Ronald J. Gilson                 Chairman                     May 16, 2005
--------------------------
Ronald J. Gilson

*Kathryn A. Hall                  Trustee                      May 16, 2005
--------------------------
Kathryn A. Hall

*Myron S. Scholes                 Trustee                      May 16, 2005
--------------------------
Myron S. Scholes

*Kenneth E. Scott                 Trustee                      May 16, 2005
--------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                Trustee                      May 16, 2005
--------------------------
Jeanne D. Wohlers

*John B. Shoven                   Trustee                      May 16, 2005
--------------------------
John B. Shoven

*By:  /s/ Brian L. Brogan
      ------------------------------------------
      Brian L. Brogan
      Attorney in Fact
      (pursuant to Powers of
      Attorney dated December 9, 2004
      and March 1, 2005).